UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22648
Aspiriant Trust
(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025
 (Address of principal executive offices) (Zip code)
Robert J. Francais
Aspiriant Trust
11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025
 (Name and address of agent for service)
Registrant's telephone number, including area code:
(310) 806-4000
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2025
Item 1. Report to Stockholders.
The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Aspiriant Risk-Managed Taxable Bond Fund
RMTBX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Aspiriant Risk-Managed Taxable Bond Fund ("Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-risk-managed-taxable-bond-fund-2/. You can also request this information by contacting us at 1-877-997-9971.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Risk-Managed Taxable Bond Fund (RMTBX)	$14	0.27%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$316,430,095
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.
Top Ten Holdings
Vanguard Total Bond Market Index Fund - Institutional Class	30.4%
PIMCO Income Fund - Institutional Class	15.7%
DoubleLine Total Return Bond Fund - I Class	13.4%
TCW MetWest Total Return Bond Fund - Plan Class	9.9%
River Canyon Total Return Bond Fund - Institutional Class	9.0%
GMO Emerging Country Debt Fund, Class VI	6.0%
Vanguard Long-Term Treasury ETF	5.7%
TPG Twin Brook Capital Income Fund - I Class	3.1%
AG Direct Lending Fund IV Annex, LP	2.2%
Vanguard High-Yield Corporate Fund - Admiral Shares	0.8%
Asset Allocation
Changes in and Disagreements with Accountants
On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ending March 31, 2026.  Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.  The selection of Tait does not reflect any disagreements with Deloitte or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of Deloitte.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://aspiriantfunds.com/aspiriant-risk-managed-taxable-bond-fund-2/. You can also request this information by contacting us at 1-877-997-9971.
Aspiriant Risk-Managed Taxable Bond Fund
Aspiriant Risk-Managed Municipal Bond Fund
RMMBX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Aspiriant Risk-Managed Municipal Bond Fund ("Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-risk-managed-municipal-bond-fund/. You can also request this information by contacting us at 1-877-997-9971.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Risk-Managed Municipal Bond Fund (RMMBX)	$17	0.34%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,199,904,887
Total number of portfolio holdings	940
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer. The interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
MacKay Municipal Opportunities Fund, LP - Class A	8.5%
iShares National Muni Bond ETF	6.0%
MacKay Municipal Credit Opportunities Fund, LP - Class A	2.1%
Eastern Municipal Water District, 3.15%, 07/1/2046, Call 10/2/2025	0.5%
City of New York, 5.25%, 03/1/2053, Call 03/1/2034	0.4%
Port Authority of New York & New Jersey, 5.00%, 10/15/2041, Call 10/15/2025	0.4%
Illinois Finance Authority, 5.25%, 05/15/2048, Call 05/15/2033	0.4%
New Jersey Transportation Trust Fund Authority, 5.00%, 06/15/2048, Call 12/15/2032	0.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	0.4%
Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	0.3%
Asset Allocation
Changes in and Disagreements with Accountants
On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ending March 31, 2026.  Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.  The selection of Tait does not reflect any disagreements with Deloitte or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of Deloitte.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://aspiriantfunds.com/aspiriant-risk-managed-municipal-bond-fund/. You can also request this information by contacting us at 1-877-997-9971.
Aspiriant Risk-Managed Municipal Bond Fund

Aspiriant Defensive Allocation Fund
RMDFX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Aspiriant Defensive Allocation Fund ("Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-defensive-allocation-fund/. You can also request this information by contacting us at 1-877-997-9971.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Defensive Allocation Fund (RMDFX)	$10	0.20%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,006,701,086
Total number of portfolio holdings	12
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.
Top Ten Holdings
GMO Benchmark-Free Allocation Fund - Class IV	25.8%
Wilshire Bridgewater Managed Alpha (Ireland) Fund - D3 Shares	14.1%
JPMorgan Global Allocation Fund - Class R6	12.2%
iShares Gold Trust	8.3%
Lazard Rathmore Alternative Fund - Class E	8.0%
Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	7.0%
Millennium International, Ltd. - Class GG	6.4%
GMO Equity Dislocation Investment Fund - Class A	4.9%
Elliott Associates, LP - Class C Shares	4.8%
BlackRock Event Driven Equity Fund - Institutional Shares	4.0%
Asset Allocation
Changes in and Disagreements with Accountants
On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ending March 31, 2026.  Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.  The selection of Tait does not reflect any disagreements with Deloitte or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of Deloitte.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://aspiriantfunds.com/aspiriant-defensive-allocation-fund/. You can also request this information by contacting us at 1-877-997-9971.
Aspiriant Defensive Allocation Fund

Aspiriant Risk-Managed Equity Allocation Fund
Advisor class/RMEAX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Aspiriant Risk-Managed Equity Allocation Fund ("Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://aspiriantfunds.com/aspiriant-risk-managed-equity-allocation-fund/. You can also request this information by contacting us at 1-877-997-9971.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aspiriant Risk-Managed Equity Allocation Fund (Advisor class/RMEAX)	$15	0.29%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,410,512,365
Total number of portfolio holdings	120
Portfolio turnover rate as of the end of the reporting period	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.  The Top Ten Holdings table may not reflect the total exposure to an issuer.
Top Ten Holdings
GMO Quality Fund - Class VI	33.5%
RIEF Strategic Partners Fund LLC - Series SB	7.4%
Schwab Fundamental Emerging Markets Equity ETF	6.5%
iShares MSCI Global Min Vol Factor ETF	5.2%
iShares MSCI ACWI ETF	4.7%
Baillie Gifford Emerging Markets Equities Fund - Class K	4.6%
AQR Large Cap Defensive Style Fund - Class R6	4.5%
GMO Equity Dislocation Investment Fund - Class A	4.0%
Viking Global Equities LP - Class H Interests	3.7%
Microsoft Corp.	1.5%
Asset Allocation
Changes in and Disagreements with Accountants
On November 18, 2025, the Audit Committee of the Board of Trustees of Aspiriant Trust (the "Board") appointed Tait, Weller & Baker LLP ("Tait") to serve as the independent registered public accounting firm to audit the financial statements of the Aspiriant Risk-Managed Taxable Bond Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund and Aspiriant Risk-Managed Equity Allocation Fund (the "Funds") for the fiscal year ending March 31, 2026.  Previously, Deloitte & Touche LLP ("Deloitte") served as the independent registered public accounting firm to the Funds.  The selection of Tait does not reflect any disagreements with Deloitte or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of Deloitte.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://aspiriantfunds.com/aspiriant-risk-managed-equity-allocation-fund/. You can also request this information by contacting us at 1-877-997-9971.
Aspiriant Risk-Managed Equity Allocation Fund- Advisor class

(b) Not applicable.

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Included as part of the financial statements and other information filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

ASPIRIANT DEFENSIVE ALLOCATION FUND

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Each, a series of Aspiriant Trust

Semi-Annual Financial Statements and Other Information

September 30, 2025

(Unaudited)

ASPIRIANT TRUST

TABLE OF CONTENTS

Schedules of Investments	2
Statements of Assets and Liabilities	33
Statements of Operations	35
Statements of Changes in Net Assets	37
Financial Highlights	39
Notes to Financial Statements	43

2

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Schedule of Investments

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 85.2%
	CORE — 78.4%
4,759,163	DoubleLine Total Return Bond Fund - I Class	$42,404,142
4,575,150	PIMCO Income Fund - Institutional Class	49,777,636
2,817,652	River Canyon Total Return Bond Fund - Institutional Class	28,458,283
3,641,547	TCW MetWest Total Return Bond Fund - Plan Class	31,462,964
9,834,613	Vanguard Total Bond Market Index Fund - Institutional Class [1]	96,084,170
		248,187,195
	OPPORTUNISTIC — 6.8%
848,924	GMO Emerging Country Debt Fund, Class VI	18,880,067
438,030	Vanguard High-Yield Corporate Fund - Admiral Shares	2,435,450
		21,315,517
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $276,659,554)	269,502,712

	EXCHANGE-TRADED FUND — 5.7%
	CORE — 5.7%
315,193	Vanguard Long-Term Treasury ETF	17,921,874

	TOTAL EXCHANGE-TRADED FUND
	(Cost $18,495,728)	17,921,874

	NON-TRADED BUSINESS DEVELOPMENT COMPANY — 3.1%
	OPPORTUNISTIC — 3.1%
390,493	TPG Twin Brook Capital Income Fund - I Class	9,878,610

	TOTAL NON-TRADED BUSINESS DEVELOPMENT COMPANY
	(Cost $9,924,059)	9,878,610

Number of Shares		Value
	PRIVATE FUND[2] — 2.2%
	OPPORTUNISTIC — 2.2%
	AG Direct Lending Fund IV Annex, LP* [3]	$6,878,956

	TOTAL PRIVATE FUND
	(Cost $3,851,307)	6,878,956

	SHORT-TERM INVESTMENT — 3.8%
12,118,690	JPMorgan Prime Money Market Fund - Institutional Shares, 4.10%[4]	12,124,749

	TOTAL SHORT-TERM INVESTMENT
	(Cost $12,120,881)	12,124,749

	TOTAL INVESTMENTS — 100.0%
	(Cost $321,051,529)	316,306,901
	Other assets less liabilities — 0.0%[5]	123,194

	TOTAL NET ASSETS — 100.0%	$316,430,095

*	Non-income producing security.
[1]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[2]

The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of September 30, 2025, the aggregate fair value of these investments is $6,878,956 or 2.2% of the Fund’s net assets.

[3]	The investment was acquired on 4/8/2022. The cost is $3,851,307.
[4]	The rate is the annualized seven-day yield at period end.
[5]	Rounds to less than 0.05%.

ETF — Exchange-Traded Fund

LP — Limited Partnership

See accompanying Notes to Financial Statements.

3

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 77.4%
	ALABAMA — 3.1%
$1,715,000	Alabama Special Care Facilities Financing Authority-Birmingham, 5.00%, 11/15/2046, Call 05/15/2026	$1,719,270
375,000	Birmingham-Jefferson Civic Center Authority, 5.00%, 07/1/2048, Call 07/1/2028	377,034
	Black Belt Energy Gas District
2,000,000	5.00%, 10/1/2035, Call 07/1/2035	2,090,345
2,000,000	4.00%, 06/1/2051, Call 09/1/2031[1]	2,068,367
1,000,000	4.00%, 10/1/2052, Call 09/1/2026[1]	1,012,128
500,000	3.24% (SIFMA Municipal Swap Index Yield+ 35 basis points), 10/1/2052, Call 09/1/2026[2]	493,699
1,950,000	5.25%, 02/1/2053, Call 03/1/2029[1]	2,083,363
500,000	3.54% (SIFMA Municipal Swap Index Yield+ 65 basis points), 04/1/2053, Call 07/1/2027[2]	490,058
500,000	5.25%, 05/1/2055, Call 06/1/2032[1]	545,515
500,000	5.00%, 12/1/2055, Call 02/1/2035[1]	539,297
1,500,000	5.25%, 05/1/2056, Call 02/1/2032[1]	1,561,108
1,035,000	County of Jefferson Sewer Revenue, 5.25%, 10/1/2049, Call 10/1/2033	1,068,506
1,000,000	Energy Southeast A Cooperative District, 5.25%, 07/1/2054, Call 03/1/2032[1]	1,096,277
	Health Care Authority for Baptist Health
1,000,000	5.00%, 11/15/2036, Call 11/15/2032	1,063,707
875,000	5.00%, 11/15/2037, Call 11/15/2032	924,448
1,000,000	Homewood Educational Building Authority, 5.50%, 10/1/2049, Call 04/1/2034	1,017,061
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[3]	1,091,555
1,500,000	Industrial Development Board of the City of Mobile Alabama, 3.30%, 07/15/2034[1]	1,502,261
2,520,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,396,364

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ALABAMA (Continued)
	Mobile County Industrial Development Authority
$1,500,000	5.00%, 06/1/2054, Call 06/20/2034[3]	$1,444,633
1,000,000	4.75%, 12/1/2054, Call 12/1/2034[3]	925,701
3,000,000	Southeast Alabama Gas Supply District, 5.00%, 08/1/2054, Call 01/1/2032[1]	3,251,718
	Southeast Energy Authority A Cooperative District
750,000	5.00%, 06/1/2030, Call 03/1/2030	799,568
1,500,000	5.00%, 11/1/2035, Call 11/1/2034	1,582,315
1,500,000	5.25%, 01/1/2054, Call 04/1/2029[1]	1,590,570
885,000	5.00%, 05/1/2055, Call 11/1/2030[1]	956,172
1,000,000	5.00%, 10/1/2055, Call 08/1/2032[1]	1,091,423
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,053,105
		36,835,568
	ARIZONA — 1.0%
	Arizona Industrial Development Authority
410,000	4.00%, 03/1/2027[4]	408,389
600,000	4.00%, 07/1/2041, Call 07/1/2026	536,201
1,000,000	4.00%, 07/1/2061, Call 07/1/2026	778,836
213,315	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/20274 5	149,321
1,625,000	Chandler Industrial Development Authority, 4.00%, 6/1/2049, Call 2/1/20291 3	1,659,509
1,000,000	City of Phoenix Civic Improvement Corp., 4.00%, 07/1/2040, Call 07/1/2027	995,675
696,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 11/2/2025[4]	678,882
645,000	Industrial Development Authority of the City of Phoenix, 5.00%, 10/1/2036, Call 10/1/2026	651,720
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 11/2/2025[4]	323,185
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	980,028

4

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
$120,000	Maricopa County Industrial Development Authority, 5.00%, 07/1/2039, Call 07/1/2029[4]	$121,100
	Maricopa County Pollution Control Corp.
500,000	2.40%, 06/1/2035, Call 12/1/2031	418,865
625,000	0.88%, 06/1/2043[1]	606,772
1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,179,662
525,000	Sierra Vista Industrial Development Authority, 6.25%, 06/15/2045, Call 06/15/2033	532,582
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	793,035
		11,813,762
	ARKANSAS — 0.2%
	Arkansas Development Finance Authority
1,000,000	4.50%, 09/1/2049, Call 09/1/20263 4	959,397
500,000	5.45%, 09/1/2052, Call 11/2/2025[3]	499,892
1,255,000	West Memphis School District No. 4, SAW, 2.75%, 02/1/2039, Call 11/2/2025	1,055,588
		2,514,877
	CALIFORNIA — 7.7%
2,000,000	Alameda Corridor Transportation Authority, AGM, 0.00%, 10/1/2052, Call 10/1/2037	1,146,650
1,000,000	Bay Area Toll Authority, 4.14% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[2]	994,058
1,325,000	Calexico Unified School District, BAM, 3.00%, 08/1/2052, Call 08/1/2031	964,398
	California Community Choice Financing Authority
500,000	4.00%, 05/1/2053, Call 05/1/2028[1]	511,940
2,125,000	5.00%, 07/1/2053, Call 05/1/2029[1]	2,257,482
750,000	4.43% (SOFR+ 163 basis points), 07/1/2053, Call 05/1/2029[2]	753,921
1,000,000	4.75% (SOFR+ 195 basis points), 12/1/2053, Call 05/1/2029[2]	1,015,984
1,000,000	5.25%, 01/1/2054, Call 10/1/2030[1]	1,067,382

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$875,000	5.00%, 08/1/2055, Call 07/1/2032[1]	$943,844
1,000,000	California Community Housing Agency, 5.00%, 04/1/2049, Call 04/1/2029[4]	810,282
95,000	California County Tobacco Securitization Agency, 4.00%, 06/1/2049, Call 06/1/2030	81,310
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	156,534
1,715,000	4.00%, 11/15/2042, Call 11/15/2027	1,631,752
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,020,383
290,000	California Infrastructure & Economic Development Bank, 9.50%, 01/1/2065, Call 01/1/20291 3 4	265,623
	California Municipal Finance Authority
905,000	5.00%, 10/1/2035, Call 11/2/2025	905,099
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,011,445
50,000	5.00%, 10/1/2039, Call 10/1/2027[4]	48,797
850,000	5.00%, 06/1/2046, Call 06/1/2026	843,785
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[3]	895,308
	California Pollution Control Financing Authority
1,000,000	3.00%, 11/1/2025[3]	999,817
1,000,000	5.00%, 07/1/2037, Call 01/1/20263 4	1,000,987
	California School Finance Authority
650,000	5.00%, 08/1/2036, Call 11/2/2025[4]	650,000
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[4]	1,131,640
900,000	5.00%, 08/1/2041, Call 11/2/2025[4]	884,328
	California Statewide Communities Development Authority
1,000,000	5.00%, 10/1/2028[4]	1,073,512
1,500,000	5.25%, 12/1/2044, Call 11/2/2025	1,499,967
1,000,000	5.50%, 12/1/2054, Call 11/2/2025	999,941
1,000,000	5.50%, 12/1/2058, Call 06/1/2028[4]	997,906
2,125,000	Central Valley Energy Authority, 5.00%, 12/1/2055, Call 05/1/2035[1]	2,328,522

5

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	City of Lathrop
$500,000	5.00%, 09/2/2040, Call 03/2/2026	$500,539
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	1,001,734
	City of Los Angeles Department of Airports
1,500,000	5.00%, 05/15/2034, Call 05/15/2028[3]	1,553,252
1,000,000	5.00%, 05/15/2048, Call 05/15/2029[3]	1,008,034
1,000,000	5.25%, 05/15/2048, Call 05/15/2028[3]	1,011,047
1,000,000	3.25%, 05/15/2049, Call 05/15/2032[3]	744,399
2,000,000	4.00%, 05/15/2051, Call 11/15/2031[3]	1,776,103
1,000,000	5.50%, 05/15/2055, Call 05/15/2035[3]	1,065,820
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 11/2/2025	633,511
1,000,000	CSCDA Community Improvement Authority, 5.00%, 01/1/2054, Call 01/1/2031[4]	898,920
6,000,000	Eastern Municipal Water District, 3.15%, 07/1/2046, Call 10/2/2025[1]	6,000,000
1,470,000	Foothill-Eastern Transportation Corridor Agency, 4.00%, 01/15/2043, Call 01/15/2031	1,408,627
2,000,000	Foothill-Eastern Transportation Corridor Agency, AGM, 0.00%, 01/15/2035	1,481,681
	Golden State Tobacco Securitization Corp.
500,000	5.00%, 06/1/2051, Call 12/1/2031	493,558
3,000,000	0.00%, 06/1/2066, Call 12/1/2031	319,521
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 11/2/2025	1,000,604
2,000,000	Inland Empire Tobacco Securitization Corp., 0.00%, 06/1/2036, Call 10/18/2025	952,188
1,250,000	Lodi Unified School District, 3.00%, 08/1/2046, Call 08/1/2030	967,811
	Los Angeles Department of Water & Power
1,000,000	5.00%, 07/1/2031, Call 07/1/2028	1,056,109

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$625,000	5.00%, 07/1/2032, Call 01/1/2029	$662,929
830,000	5.00%, 07/1/2032, Call 07/1/2029	887,698
925,000	5.00%, 07/1/2033, Call 07/1/2028	967,671
1,000,000	Los Angeles Unified School District, 4.00%, 07/1/2049, Call 01/1/2035	945,801
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	364,272
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,761,362
930,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	974,970
1,000,000	Pittsburg Public Financing Authority, AGM, 4.13%, 08/1/2047, Call 08/1/2032	979,749
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 11/2/2025	1,000,566
4,000,000	Regents of the University of California Medical Center Pooled Revenue, 3.10%, 05/15/2045, Call 11/3/2025[1]	4,000,000
1,000,000	Riverside County Transportation Commission, 3.00%, 06/1/2049, Call 06/1/2031	724,411
750,000	Sacramento Area Flood Control Agency, 5.00%, 10/1/2041, Call 10/1/2026	754,892
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	2,585,505
1,565,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	1,631,928
	San Diego County Regional Airport Authority
680,000	5.25%, 07/1/2043, Call 07/1/2035[3]	725,627
1,430,000	5.00%, 07/1/2048, Call 07/1/2033[3]	1,464,560
1,000,000	San Diego Public Facilities Financing Authority, 5.25%, 08/1/2048, Call 08/1/2033	1,074,645
625,000	San Diego Unified School District, 0.00%, 07/1/2041, Call 07/1/2040	638,917
	San Francisco City & County Airport Commission-San Francisco International Airport
1,000,000	5.00%, 05/1/2039, Call 05/1/2029[3]	1,025,635
1,410,000	5.25%, 05/1/2044, Call 05/1/2034[3]	1,477,464

6

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	$353,437
1,500,000	San Joaquin Valley Clean Energy Authority, 5.50%, 01/1/2056, Call 04/1/2035[1]	1,722,791
550,000	Sanger Unified School District, BAM, 2.25%, 08/1/2046, Call 08/1/2031	346,978
500,000	Santa Monica-Malibu Unified School District, 3.00%, 08/1/2044, Call 08/1/2029	399,882
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 11/2/2025	1,000,401
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	591,398
835,000	5.00%, 07/1/2031	935,573
1,390,000	5.00%, 11/1/2033	1,499,730
2,000,000	5.00%, 04/1/2055, Call 06/1/2030[1]	2,152,439
1,250,000	Southwestern Community College District, 3.00%, 08/1/2041, Call 08/1/2031	1,054,837
250,000	State of California, 4.00%, 08/1/2038, Call 08/1/2026	250,405
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	104,635
500,000	Yosemite Community College District, 0.00%, 08/1/2042	419,750
		92,246,913
	COLORADO — 3.9%
	Aerotropolis Regional Transportation Authority
985,000	5.00%, 12/1/2051, Call 11/2/2025	885,285
1,000,000	5.75%, 12/1/2054, Call 12/1/2029[4]	988,093
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 11/2/2025	433,058
1,500,000	Canyons Metropolitan District No. 5, BAM, 5.25%, 12/1/2059, Call 12/1/2034	1,546,869
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	588,160
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	1,992,719

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
	City & County of Denver Airport System Revenue
$1,000,000	5.50%, 11/15/2040, Call 11/15/2032[3]	$1,087,678
1,000,000	5.75%, 11/15/2041, Call 11/15/2032[3]	1,093,116
1,000,000	5.00%, 11/15/2047, Call 11/15/2032[3]	1,024,119
2,000,000	5.00%, 12/1/2048, Call 12/1/2028[3]	2,007,744
1,000,000	Colorado Bridge & Tunnel Enterprise, AG, 5.50%, 12/1/2054, Call 12/1/2034	1,077,893
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025[4]	501,234
390,000	4.75%, 04/1/2030, Call 11/2/2025	390,394
460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	454,321
500,000	4.00%, 07/1/2041, Call 07/1/2031[4]	411,744
1,425,000	6.88%, 02/1/2059, Call 02/1/2035[4]	1,480,641
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
95,000	5.00%, 08/15/2034, Call 11/2/2025	95,238
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,048,014
500,000	4.00%, 10/1/2039, Call 11/2/2025	465,629
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	502,339
500,000	5.00%, 06/1/2036, Call 06/1/2027	519,506
1,000,000	4.00%, 08/1/2039, Call 08/1/2029	976,196
500,000	8.00%, 08/1/2043, Call 11/2/2025[5]	315,960
2,000,000	4.00%, 11/15/2043, Call 11/15/2029	1,827,562
2,000,000	5.00%, 05/15/2045, Call 11/2/2025	2,000,360
750,000	4.00%, 11/15/2048, Call 05/15/2028	684,841
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	1,709,178
500,000	5.25%, 11/1/2052, Call 11/1/2032	512,358
755,000	Colorado Housing and Finance Authority, GNMA, 3.25%, 05/1/2052, Call 11/1/2030	750,120

7

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 10/23/2025	$493,210
1,060,000	Dawson Trails Metropolitan District No. 1, 0.00%, 12/1/2031, Call 06/1/2026	669,200
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	505,607
	Denver Health & Hospital Authority
1,470,000	5.00%, 12/1/2039, Call 11/2/2025	1,472,638
335,000	5.13%, 12/1/2050, Call 12/1/2034	338,287
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	554,823
480,000	E-470 Public Highway Authority, NATL-RE, 0.00%, 09/1/2030	419,825
500,000	Hess Ranch Metropolitan District No. 5, 5.50%, 12/1/2044, Call 09/1/2029[4]	499,554
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	1,811,201
770,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	771,065
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 11/2/2025[5]	893,474
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	427,851
1,500,000	Redtail Ridge Metropolitan District, 0.00%, 12/1/2032, Call 03/1/2028	923,910
4,000,000	Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	4,033,013
1,500,000	State of Colorado, 6.00%, 12/15/2041, Call 12/15/2032	1,708,066
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	127,449
1,000,000	Verve Metropolitan District No. 1, 5.00%, 12/1/2041, Call 03/1/2026	926,147
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	575,635

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$1,000,000	Weld County School District No. RE-4, SAW, 5.25%, 12/1/2047, Call 12/1/2032	$1,064,177
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,012,235
		46,597,736
	CONNECTICUT — 0.4%
	Connecticut State Health & Educational Facilities Authority
500,000	5.00%, 07/1/2036, Call 10/6/2025	500,154
1,500,000	4.00%, 07/1/2042, Call 07/1/2032	1,381,118
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	1,012,141
1,500,000	State of Connecticut Special Tax Revenue, 4.00%, 11/1/2039, Call 11/1/2031	1,507,679
		4,401,092
	DELAWARE — 0.2%
975,000	Delaware State Housing Authority, GNMA/FNMA/FHLMC, 6.00%, 01/1/2055, Call 07/1/2033	1,074,867
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 10/23/2025	1,499,979
		2,574,846
	DISTRICT OF COLUMBIA — 1.2%
1,000,000	District of Columbia Income Tax Revenue, 5.25%, 05/1/2048, Call 05/1/2033	1,058,001
5,000,000	District of Columbia Tobacco Settlement Financing Corp., 0.00%, 06/15/2046, Call 11/2/2025	1,142,106
	Metropolitan Washington Airports Authority
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[3]	1,507,013
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[3]	1,833,147
	Metropolitan Washington Airports Authority Aviation Revenue
500,000	5.00%, 10/1/2046, Call 10/1/2031[3]	507,323
1,200,000	5.00%, 10/1/2049, Call 10/1/2029[3]	1,205,668
1,850,000	4.00%, 10/1/2051, Call 10/1/2031[3]	1,623,870
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	757,354

8

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	DISTRICT OF COLUMBIA (Continued)
$615,000	6.50%, 10/1/2041, Call 10/1/2026	$638,237
2,130,000	4.00%, 10/1/2049, Call 10/1/2029	1,858,850
	Washington Convention & Sports Authority
500,000	4.00%, 10/1/2035, Call 10/1/2030	508,988
875,000	4.00%, 10/1/2036, Call 10/1/2030	885,394
1,000,000	Washington Metropolitan Area Transit Authority Dedicated Revenue, 5.00%, 07/15/2054, Call 07/15/2034	1,030,548
		14,556,499
	FLORIDA — 6.3%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 11/2/2025	1,335,208
1,175,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 11/2/2025	1,173,591
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	89,643
	Capital Trust Agency, Inc.
200,000	4.38%, 06/15/2027[4]	199,931
350,000	5.35%, 07/1/2029, Call 11/2/2025	350,521
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	93,339
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 11/2/2025	500,230
500,000	City of Lakeland Department of Electric Utilities, 5.00%, 10/1/2048	536,768
425,000	City of Miami Beach, 5.25%, 05/1/2053, Call 05/1/2032	446,964
450,000	City of Orlando Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	466,984
1,000,000	City Of South Miami Health Facilities Authority, Inc., 5.00%, 08/15/2065, Call 05/15/2030[1]	1,099,593
	City of Tampa
1,000,000	5.00%, 11/15/2046, Call 05/15/2026	1,003,405
1,000,000	5.00%, 07/1/2050, Call 07/1/2030	1,003,202
500,000	County of Bay, 5.00%, 09/1/2043, Call 11/2/2025	499,964

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$2,000,000	County of Broward Port Facilities Revenue, 5.50%, 09/1/2052, Call 09/1/2032[3]	$2,074,104
1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 11/2/2025[3]	1,000,648
1,185,000	County of Broward FL Airport System Revenue, 5.00%, 10/1/2035, Call 10/1/2029[3]	1,237,138
1,000,000	County of Broward Tourist Development Tax Revenue, 4.00%, 09/1/2047, Call 09/1/2031	892,577
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 11/2/2025	2,350,725
1,000,000	County of Lee Airport Revenue, AGC, 5.25%, 10/1/2054, Call 10/1/2034[3]	1,023,543
	County of Miami-Dade
4,020,000	5.00%, 07/1/2038, Call 07/1/2026	4,045,703
650,000	4.00%, 07/1/2042, Call 07/1/2028	641,254
	County of Miami-Dade Aviation Revenue
3,000,000	5.00%, 10/1/2036, Call 10/1/2034[3]	3,280,076
500,000	5.00%, 10/1/2049, Call 10/1/2029[3]	501,282
	County of Miami-Dade Transit System
2,000,000	4.00%, 07/1/2048, Call 07/1/2028	1,848,135
1,500,000	4.00%, 07/1/2049, Call 07/1/2030	1,370,318
1,000,000	County of Miami-Dade Water & Sewer System Revenue, 4.00%, 10/1/2046, Call 04/1/2031	929,621
175,000	County of Palm Beach, 5.00%, 04/1/2039, Call 04/1/2029[4]	175,018
375,000	County of Pasco, AGM, 5.50%, 09/1/2043, Call 03/1/2033	401,866
1,000,000	County of Polk Utility System Revenue, 4.00%, 10/1/2043, Call 10/1/2030	959,561
	Florida Development Finance Corp.
970,000	12.00%, 07/15/2032, Call 10/13/20251 3 4	605,038
645,000	6.25%, 07/1/2034, Call 11/2/2025	645,759
1,000,000	5.50%, 07/1/2053, Call 07/1/2032[3]	854,780
180,000	5.25%, 06/1/2054, Call 06/1/2034[4]	171,793

9

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,750,000	4.38%, 10/1/2054, Call 7/3/20311 3 4	$1,767,801
2,040,000	10.00%, 07/1/2057, Call 11/2/20251 3 4	1,738,027
3,125,000	Florida Development Finance Corp., AGM, 5.25%, 07/1/2047, Call 07/1/2032[3]	3,077,674
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	479,674
1,500,000	Florida State Board of Governors University of North Florida Dormitory Revenue, BAM, 5.00%, 11/1/2053, Call 11/1/2033	1,534,683
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 11/2/2025	1,001,922
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 11/2/2025	500,136
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 11/2/2025[3]	1,000,006
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[3]	1,699,111
2,000,000	4.00%, 10/1/2052, Call 10/1/2031[3]	1,747,748
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[3]	2,014,077
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,034,470
360,000	Lake Ashton Community Development District, 5.00%, 05/1/2037, Call 11/2/2025	360,141
1,670,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 11/2/2025	1,671,431
	Lakewood Ranch Stewardship District
1,245,000	5.13%, 05/1/2047, Call 05/1/2027[4]	1,249,066
1,000,000	3.88%, 05/1/2051, Call 05/1/2030[4]	807,405
1,000,000	Lakewood Ranch Stewardship District Utility Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2033	1,047,572
	Lee County Industrial Development Authority
500,000	5.00%, 11/15/2039, Call 11/15/2026	509,659

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$100,000	5.75%, 06/15/2042, Call 11/2/2025[4]	$99,371
2,000,000	5.00%, 11/15/2044, Call 11/15/2026	1,988,923
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	962,979
825,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	830,246
355,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 11/2/2025	355,203
1,000,000	Miami Beach Health Facilities Authority, 5.00%, 11/15/2039, Call 11/2/2025	1,000,499
715,000	Miami-Dade County Housing Finance Authority, FNMA COLL HUD SECT 8, 4.88%, 03/1/2046	714,339
	Miami-Dade County Industrial Development Authority
525,000	5.00%, 09/15/2034, Call 11/2/2025	525,150
330,000	5.25%, 09/15/2044, Call 11/2/2025	315,149
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	689,676
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,518,729
900,000	River Hall Community Development District, 5.63%, 05/1/2055, Call 11/1/2034[4]	882,908
1,535,000	South Miami Health Facilities Authority, 5.00%, 08/15/2047, Call 08/15/2027	1,542,993
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	100,005
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,024,751
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028	137,116
405,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 11/2/2025	405,309

10

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$1,000,000	Wildwood Utility Dependent District, AGM, 5.50%, 10/1/2053, Call 04/1/2033	$1,065,490
	Wildwood Utility Dependent District, BAM
750,000	5.00%, 10/1/2036, Call 10/1/2031	814,328
1,000,000	5.00%, 10/1/2046, Call 10/1/2031	1,030,967
875,000	Windward at Lakewood Ranch Community Development District, 4.00%, 05/1/2042, Call 05/1/2032	759,113
		75,812,129
	GEORGIA — 2.9%
250,000	Atlanta Development Authority, 5.50%, 04/1/2039, Call 04/1/2029[4]	254,006
1,100,000	Board of Water Light & Sinking Fund Commissioners of The City of Dalton, 4.00%, 03/1/2039, Call 03/1/2030	1,083,913
1,000,000	Brookhaven Development Authority, 4.00%, 07/1/2044, Call 07/1/2029	929,154
2,000,000	Brookhaven Urban Redevelopment Agency, 4.00%, 07/1/2044, Call 07/1/2033	1,968,950
	Burke County Development Authority
500,000	2.20%, 10/1/2032, Call 11/19/2026	436,696
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	900,589
500,000	Fulton County Development Authority, 5.00%, 04/1/2037, Call 04/1/2027	509,046
	George L Smith II Congress Center Authority
500,000	5.00%, 01/1/2054, Call 01/1/2031[4]	458,601
1,000,000	4.00%, 01/1/2054, Call 01/1/2031	831,615
	Georgia Housing & Finance Authority
725,000	5.00%, 12/1/2042, Call 06/1/2033	754,316
1,000,000	4.70%, 12/1/2054, Call 06/1/2033	1,000,911
170,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	171,843
	Main Street Natural Gas, Inc.
1,470,000	5.00%, 05/15/2034, Call 05/15/2029	1,540,360

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
$1,000,000	5.00%, 05/15/2043, Call 05/15/2029	$1,013,304
1,000,000	5.00%, 05/15/2049	1,036,075
1,350,000	4.00%, 07/1/2052, Call 06/1/2027[1]	1,378,638
1,500,000	4.00%, 08/1/2052, Call 05/1/20271 4	1,509,441
1,000,000	5.00%, 12/1/2052, Call 03/1/2029[1]	1,059,831
1,000,000	5.00%, 06/1/2053, Call 03/1/2030[1]	1,065,805
1,000,000	5.00%, 09/1/2053, Call 06/1/2030[1]	1,073,222
2,000,000	5.00%, 12/1/2053, Call 03/1/2031[1]	2,156,052
2,000,000	5.00%, 05/1/2054, Call 09/1/2030[1]	2,143,571
1,000,000	5.00%, 05/1/2054, Call 06/1/2031[1]	1,082,950
250,000	5.00%, 12/1/2055, Call 09/1/2035[1]	271,695
4,000,000	Metropolitan Atlanta Rapid Transit Authority, 4.00%, 07/1/2035, Call 07/1/2027	4,044,440
	Municipal Electric Authority of Georgia
750,000	5.00%, 07/1/2052, Call 07/1/2032	754,976
200,000	5.00%, 01/1/2056, Call 01/1/2030	200,415
1,000,000	5.00%, 01/1/2063, Call 07/1/2028	997,694
1,335,000	Municipal Electric Authority of Georgia, AGM, 5.00%, 07/1/2055, Call 01/1/2033	1,341,890
	Savannah Georgia Convention Center Authority
250,000	5.25%, 06/1/2061, Call 06/1/2035	249,050
1,000,000	6.25%, 06/1/2061, Call 06/1/2035[4]	1,001,813
1,000,000	Savannah Georgia Convention Center Authority, AG, 5.00%, 06/1/2058, Call 06/1/2035	1,008,843
		34,229,705
	GUAM — 0.0%[6]
250,000	Territory of Guam, 4.00%, 01/1/2042, Call 01/1/2031	232,515

	HAWAII — 0.2%
	State of Hawaii Airports System Revenue
1,000,000	5.00%, 07/1/2048, Call 07/1/2028[3]	1,005,679
1,000,000	5.25%, 07/1/2051, Call 07/1/2035[3]	1,048,087
		2,053,766

11

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	IDAHO — 0.2%
$300,000	Idaho Health Facilities Authority, 4.38%, 07/1/2034, Call 11/2/2025	$300,148
	Idaho Housing & Finance Association
370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	376,174
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	416,906
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	566,204
1,000,000	Spring Valley Community Infrastructure District No. 1, 6.25%, 09/1/2054, Call 09/1/2030[4]	1,020,415
		2,679,847
	ILLINOIS — 7.7%
	Chicago Board of Education
100,000	5.75%, 04/1/2034, Call 04/1/2027	102,761
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,029,683
1,000,000	5.00%, 12/1/2036, Call 12/1/2030	1,002,593
180,000	5.00%, 04/1/2037, Call 04/1/2027	181,607
500,000	5.00%, 04/1/2038, Call 04/1/2028	505,681
500,000	5.25%, 12/1/2039, Call 11/2/2025	497,228
1,000,000	5.00%, 12/1/2040, Call 12/1/2030	974,552
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,114,588
1,000,000	5.00%, 12/1/2046, Call 11/2/2025	907,390
2,000,000	Chicago Board of Education Dedicated Capital Improvement Tax, 5.75%, 04/1/2048, Call 04/1/2033	2,081,284
	Chicago O’Hare International Airport
40,000	3.88%, 01/1/2032, Call 11/2/2025	40,015
500,000	5.00%, 07/1/2033, Call 07/1/2028[3]	515,743
1,000,000	4.00%, 01/1/2044, Call 01/1/2029	925,303
1,000,000	5.00%, 01/1/2048, Call 01/1/2029[3]	1,001,578
625,000	5.50%, 01/1/2055, Call 01/1/2032[3]	647,539
740,000	5.50%, 01/1/2059, Call 01/1/2034[3]	775,233
500,000	Chicago O’Hare International Airport, AGM, 5.50%, 01/1/2053, Call 01/1/2031[3]	516,667
2,500,000	Chicago Transit Authority, 5.00%, 12/1/2046, Call 12/1/2026	2,506,974
	Chicago Transit Authority Sales Tax Receipts Fund
900,000	5.00%, 12/1/2049, Call 12/1/2034	919,284
1,500,000	5.00%, 12/1/2055, Call 12/1/2029	1,509,237

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,885,000	Chicago Transit Authority Sales Tax Receipts Fund, BAM, 5.00%, 12/1/2046, Call 12/1/2031	$1,955,299
	City of Chicago
1,835,000	5.00%, 01/1/2034, Call 01/1/2031	1,900,252
1,150,000	5.00%, 01/1/2044, Call 01/1/2033	1,108,998
1,000,000	5.25%, 01/1/2045, Call 01/1/2033	985,549
625,000	City of Chicago Wastewater Transmission Revenue, NATL, 0.00%, 01/1/2026	619,922
750,000	City of Naperville, 4.00%, 12/1/2041, Call 12/1/2033	754,057
1,250,000	Cook County Community College District No. 508, BAM, 5.00%, 12/1/2039, Call 12/1/2033	1,311,084
	County of Cook Sales Tax Revenue
1,200,000	5.00%, 11/15/2033, Call 11/15/2027	1,249,739
1,000,000	5.00%, 11/15/2038, Call 11/15/2030	1,060,493
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 11/2/2025	2,000,420
570,000	3.90%, 11/1/2036, Call 11/1/2027	576,370
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	709,386
425,000	5.00%, 08/1/2027	438,615
500,000	5.00%, 08/1/2028, Call 08/1/2027	515,944
670,000	5.00%, 03/1/2033, Call 03/1/2027	683,689
55,000	5.00%, 02/15/2034, Call 02/15/2027	56,899
260,000	5.00%, 02/15/2034, Call 02/15/2027	266,202
500,000	5.00%, 03/1/2034, Call 03/1/2027	509,279
1,420,000	4.00%, 08/1/2036, Call 08/1/2031	1,334,562
225,000	5.00%, 02/15/2037, Call 08/15/2027	225,381
600,000	4.00%, 08/15/2037, Call 08/15/2031	589,309
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	1,695,702
1,000,000	4.00%, 07/15/2039, Call 07/15/2031	968,531
1,000,000	4.00%, 08/1/2043, Call 08/1/2031	832,298
1,000,000	4.80%, 12/1/2043, Call 07/1/20331 3 4	1,027,188

12

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$845,000	4.80%, 12/1/2043, Call 07/1/20331 3 4	$867,974
1,590,000	5.00%, 06/1/2044, Call 12/1/2032	1,657,771
2,000,000	5.00%, 02/15/2045, Call 02/15/2026	2,002,711
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	1,917,043
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	1,981,722
1,250,000	4.00%, 07/15/2047, Call 01/15/2028	1,129,236
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	963,833
4,330,000	5.25%, 05/15/2048, Call 05/15/2033	4,524,707
1,250,000	4.00%, 08/15/2048, Call 08/15/2031	1,111,649
1,000,000	4.13%, 12/1/2050, Call 12/1/20321 3 4	992,106
3,000,000	Illinois Sports Facilities Authority, 5.25%, 06/15/2032, Call 10/28/2025	3,005,821
	Illinois State Toll Highway Authority
1,000,000	5.00%, 01/1/2040, Call 01/1/2031	1,054,952
375,000	5.00%, 01/1/2040, Call 11/2/2025	375,196
2,775,000	5.00%, 01/1/2040, Call 01/1/2026	2,780,824
2,000,000	4.00%, 01/1/2046, Call 01/1/2032	1,839,787
1,500,000	5.00%, 01/1/2046, Call 01/1/2032	1,537,893
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,043,303
1,830,000	Lake County Community High School District No. 115, 4.25%, 11/1/2043, Call 11/1/2032	1,839,847
1,000,000	Macon County School District No. 61 Decatur, AGM, 4.00%, 01/1/2040, Call 01/1/2027	1,001,031
	Metropolitan Pier & Exposition Authority
500,000	4.00%, 12/15/2042, Call 12/15/2031	459,669
1,355,000	5.00%, 06/15/2050, Call 12/15/2029	1,337,979
530,000	5.00%, 06/15/2057, Call 12/15/2027	517,337
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	1,913,866

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	$1,011,950
500,000	Sales Tax Securitization Corp., 4.00%, 01/1/2038, Call 01/1/2030	496,414
750,000	Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, BAM, 4.00%, 12/1/2039, Call 12/1/2029	725,993
1,000,000	Southwestern Illinois Development Authority, BAM, 5.50%, 04/1/2050, Call 04/1/2035	1,059,634
	State of Illinois
1,000,000	5.00%, 11/1/2026	1,024,720
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,886,753
660,000	5.00%, 03/1/2036, Call 03/1/2031	704,916
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	984,818
500,000	5.00%, 03/1/2046, Call 03/1/2031	507,090
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,012,577
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,514,737
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[4]	564,977
1,500,000	Village of Morton Grove Tax Increment Revenue, 5.00%, 01/1/2039, Call 01/1/2026	1,466,102
	Will County Community High School District No. 210 Lincoln-Way, BAM
550,000	0.00%, 01/1/2031	462,349
250,000	0.00%, 01/1/2032	201,483
615,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 10/23/2025	614,974
		92,225,852
	INDIANA — 0.7%
325,000	City of Carmel Waterworks Revenue, BAM, 5.25%, 05/1/2047, Call 05/1/2032	337,839
1,450,000	City of Fishers Sewage Works Revenue, BAM, 4.00%, 07/1/2047, Call 07/1/2031	1,376,002
	Indiana Finance Authority
1,000,000	3.00%, 11/1/2030	978,828

13

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	INDIANA (Continued)
$1,000,000	3.00%, 11/1/2030	$978,828
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,036,016
1,500,000	5.00%, 10/1/2042, Call 10/1/2033	1,592,551
400,000	IPS Multi-School Building Corp., ST INTERCEPT, 5.00%, 07/15/2044, Call 07/15/2033	415,141
		8,715,205
	IOWA — 0.4%
	Iowa Finance Authority
2,520,000	4.75%, 08/1/2042, Call 11/2/2025	2,495,238
1,000,000	5.00%, 12/1/2050, Call 12/1/2032	1,151,994
4,485,000	Iowa Tobacco Settlement Authority, 0.00%, 06/1/2065, Call 06/1/2031	662,486
500,000	PEFA, Inc., 5.00%, 09/1/2049, Call 06/1/2026[1]	508,832
		4,818,550
	KANSAS — 0.2%
640,000	City of Topeka Combined Utility Revenue, 4.00%, 08/1/2048, Call 08/1/2026	610,281
1,000,000	City of Wichita , 5.88%, 05/15/2050, Call 05/15/2031	935,523
1,000,000	Johnson County Unified School District No. 512 Shawnee Mission, 4.00%, 10/1/2043, Call 10/1/2033	975,448
		2,521,252
	KENTUCKY — 0.8%
1,000,000	County of Carroll, 2.13%, 10/1/2034, Call 06/1/2031[3]	826,601
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	201,590
1,100,000	5.00%, 07/1/2040, Call 11/2/2025	1,100,303
2,000,000	5.00%, 06/1/2045, Call 06/1/2027	1,988,911
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	775,401
	Louisville/Jefferson County Metropolitan Government
1,500,000	5.00%, 10/1/2042, Call 10/1/2033	1,561,374
2,500,000	5.00%, 05/15/2052, Call 05/15/2032	2,464,452

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	KENTUCKY (Continued)
$1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	$1,013,960
		9,932,592
	LOUISIANA — 1.4%
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,541,286
1,000,000	Louisiana Offshore Terminal Authority, 4.20%, 09/1/2034[1]	1,015,251
440,000	Louisiana Housing Corp., GNMA/FNMA/FHLMC, 3.25%, 06/1/2052, Call 06/1/2030	437,082
1,205,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 10/1/2041, Call 10/1/2027	1,213,606
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,008,976
	Louisiana Public Facilities Authority
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,410,204
1,500,000	5.25%, 10/1/2053, Call 04/1/2033	1,479,876
1,000,000	5.75%, 09/1/2064, Call 09/1/2034[3]	1,027,074
2,500,000	5.00%, 09/1/2066, Call 09/1/2034[3]	2,377,710
500,000	Louisiana Public Facilities Authority, AG, 5.25%, 07/1/2050, Call 07/1/2035	520,214
1,000,000	Louisiana Stadium & Exposition District, 5.25%, 07/1/2053, Call 07/1/2033	1,039,240
	New Orleans Aviation Board
500,000	5.00%, 10/1/2035, Call 10/1/2028	521,273
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[3]	1,493,048
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[3]	1,271,797
		16,356,637
	MAINE — 0.4%
	Maine Health & Higher Educational Facilities Authority
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,652,547
1,000,000	5.00%, 07/1/2041, Call 07/1/2026	945,504

14

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MAINE (Continued)
	Maine Health & Higher Educational Facilities Authority, AGM
$500,000	4.00%, 07/1/2036, Call 07/1/2031	$507,969
500,000	4.00%, 07/1/2039, Call 07/1/2031	502,001
50,000	Maine Health & Higher Educational Facilities Authority, ST INTERCEPT ST RES FD GTY, 5.00%, 07/1/2028, Call 07/1/2027	52,053
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 11/2/2025[3]	501,118
		4,161,192
	MARYLAND — 1.7%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,549,222
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,465,332
1,000,000	5.00%, 07/1/2049, Call 07/1/2029	1,014,643
1,000,000	County of Baltimore, 5.00%, 02/1/2046, Call 02/1/2026	1,001,297
1,250,000	County of Frederick, 1.75%, 10/1/2036, Call 10/1/2031	978,852
1,245,000	County of Prince George’s, 7.00%, 08/1/2048, Call 11/1/2026	1,300,798
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 11/2/2025	1,600,348
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[3]	965,146
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 10/23/2025	2,701,240
1,065,000	5.00%, 05/15/2045, Call 05/15/2027	1,070,043
1,000,000	4.00%, 07/1/2048, Call 01/1/2028	897,562
1,000,000	4.00%, 04/15/2050, Call 04/15/2030	870,322
1,000,000	Maryland State Transportation Authority Passenger Facility Charge Revenue, 4.00%, 06/1/2039, Call 06/1/2029[3]	970,265
1,080,000	Montgomery County Housing Opportunities Commission, 3.30%, 07/1/2039, Call 01/1/2028[3]	965,872

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MARYLAND (Continued)
$1,000,000	University System of Maryland, 4.00%, 04/1/2051, Call 04/1/2031	$917,434
1,000,000	Washington Suburban Sanitary Commission, County Guarantee, 4.00%, 06/1/2049, Call 06/1/2033	948,747
		20,217,123
	MASSACHUSETTS — 0.8%
500,000	City of Revere, SAW, 4.00%, 08/1/2047, Call 08/1/2031	469,543
645,000	City of Somerville, 2.13%, 10/15/2039, Call 10/15/2029	497,057
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	120,056
1,000,000	Commonwealth of Massachusetts, 5.00%, 01/1/2054, Call 01/1/2034	1,038,751
	Massachusetts Development Finance Agency
1,000,000	5.00%, 08/15/2045, Call 10/23/2025	1,000,154
1,000,000	5.00%, 07/1/2047, Call 07/1/2026	1,002,695
1,200,000	5.25%, 07/1/2048, Call 07/1/2033	1,199,221
745,000	5.00%, 07/1/2054, Call 01/1/2034	770,228
1,000,000	Massachusetts Development Finance Agency, AG, 5.00%, 07/1/2050, Call 07/1/2035	1,017,951
	Massachusetts Educational Financing Authority
1,000,000	5.00%, 07/1/2028[3]	1,044,762
195,000	4.25%, 07/1/2046, Call 07/1/2026[3]	173,530
1,000,000	Massachusetts Housing Finance Agency, 4.50%, 06/1/2056, Call 10/23/2025	973,447
500,000	Massachusetts Housing Finance Agency, FHA, 3.10%, 12/1/2044, Call 12/1/2028	403,125
420,000	Massachusetts Port Authority, 5.00%, 07/1/2051, Call 07/1/2031[3]	423,715
		10,134,235
	MICHIGAN — 1.8%
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,012,636

15

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
$730,000	Great Lakes Water Authority Water Supply System Revenue, 5.50%, 07/1/2050, Call 01/1/2035	$784,300
400,000	Lansing Board of Water & Light, 5.25%, 07/1/2054, Call 07/1/2034	424,653
	Michigan Finance Authority
160,000	5.00%, 06/1/2029, Call 11/2/2025	146,312
1,165,000	5.00%, 07/1/2031, Call 10/14/2025	1,165,979
1,270,000	5.00%, 09/1/2038, Call 09/1/2031	1,327,613
1,000,000	5.00%, 07/1/2039, Call 10/14/2025	1,000,840
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,006,692
2,000,000	4.00%, 02/15/2044, Call 08/15/2029	1,832,166
950,000	4.00%, 12/1/2047, Call 12/1/2031	851,829
1,000,000	5.00%, 11/15/2048, Call 11/2/2029	1,003,348
1,000,000	4.00%, 12/1/2049, Call 12/1/2029	878,164
1,000,000	4.38%, 02/28/2054, Call 02/28/2034	940,756
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	905,203
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,038,084
	Michigan State Housing Development Authority
500,000	3.20%, 12/1/2026	501,638
1,250,000	2.13%, 10/1/2036, Call 10/1/2030	1,006,095
375,000	4.70%, 12/1/2043, Call 06/1/2032	377,225
1,000,000	Okemos Public Schools, Q-SBLF, 5.00%, 05/1/2054, Call 05/1/2034	1,034,302
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 11/2/2025	250,140
1,000,000	State of Michigan Trunk Line Revenue, 4.00%, 11/15/2046, Call 11/15/2031	927,312
1,500,000	Wayne County Airport Authority, 5.00%, 12/1/2037, Call 12/1/2027	1,535,050
		21,950,337
	MINNESOTA — 0.3%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 11/2/2025	250,053

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MINNESOTA (Continued)
$70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	$67,072
1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 10/23/20251 4	1,718,960
	Duluth Economic Development Authority
1,000,000	5.25%, 02/15/2058, Call 02/15/2028	1,005,393
1,000,000	5.00%, 02/15/2058, Call 02/15/2028	1,003,416
		4,044,894
	MISSISSIPPI — 0.4%
265,000	County of Warren, 4.00%, 09/1/2032	272,354
4,000,000	State of Mississippi, 4.00%, 10/1/2036, Call 10/1/2027	4,017,008
		4,289,362
	MISSOURI — 0.6%
75,000	Cape Girardeau County Industrial Development Authority, 4.00%, 03/1/2046, Call 03/1/2031	70,043
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	611,910
445,000	5.00%, 10/1/2047, Call 10/1/2027	411,564
	Health & Educational Facilities Authority of the State of Missouri
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,016,269
350,000	4.00%, 11/15/2049, Call 11/15/2027	310,113
1,175,000	5.00%, 12/1/2052, Call 12/1/2033	1,211,149
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[3]	1,009,005
1,020,000	5.00%, 03/1/2039, Call 03/1/2029[3]	1,041,682
1,285,000	Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.65%, 11/1/2049, Call 05/1/2033	1,272,018
		6,953,753
	NEBRASKA — 0.3%
1,000,000	Central Plains Energy Project, 5.00%, 08/1/2055, Call 05/1/2031[1]	1,081,662

16

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEBRASKA (Continued)
$900,000	Lyons-Decatur Northeast Schools, AGM, 5.50%, 12/15/2052, Call 07/15/2027	$929,334
2,000,000	Omaha Public Power District, 5.25%, 02/1/2052, Call 02/1/2032	2,085,719
		4,096,715
	NEVADA — 0.7%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	242,312
1,195,000	Clark County School District, 2.00%, 06/15/2028, Call 10/23/2025	1,155,599
	County of Clark
500,000	2.10%, 06/1/2031	455,043
1,520,000	5.00%, 06/1/2043, Call 06/1/2028	1,551,577
	Las Vegas Convention & Visitors Authority
1,000,000	5.00%, 07/1/2043, Call 07/1/2028	1,021,974
750,000	4.00%, 07/1/2049, Call 07/1/2028	679,264
	Las Vegas Valley Water District
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,009,421
1,300,000	4.00%, 06/1/2046, Call 12/1/2031	1,218,923
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	595,236
		8,929,349
	NEW HAMPSHIRE — 0.7%
	New Hampshire Business Finance Authority
1,000,000	4.50%, 10/1/2033	1,046,939
455,266	4.13%, 01/20/2034	457,983
650,000	6.89%, 04/1/2034, Call 01/1/2034[4]	682,163
995,700	4.17%, 01/20/2041[1]	959,995
1,842,568	4.25%, 07/20/2041	1,789,986
1,000,000	New Hampshire Business Finance Authority, BAM, 5.25%, 06/1/2051, Call 06/1/2033	1,039,987
	New Hampshire Health and Education Facilities Authority Act
215,000	5.00%, 08/1/2037, Call 02/1/2028	220,339
1,000,000	4.00%, 08/1/2043, Call 08/1/2029	918,962

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW HAMPSHIRE (Continued)
$1,000,000	New Hampshire Health and Education Facilities Authority Act, BAM, 5.25%, 07/1/2048, Call 07/1/2033	$1,060,778
		8,177,132
	NEW JERSEY — 1.8%
	New Jersey Economic Development Authority
890,000	3.13%, 07/1/2029, Call 07/1/2027	877,626
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	992,583
100,000	5.00%, 07/15/2032, Call 07/15/2027	102,018
500,000	5.00%, 07/1/2033, Call 07/1/2027	509,645
280,000	6.00%, 10/1/2034, Call 11/2/2025[4]	280,256
880,000	5.00%, 06/15/2036, Call 12/15/2026	906,569
350,000	6.30%, 10/1/2049, Call 11/2/2025[4]	350,124
	New Jersey Health Care Facilities Financing Authority
1,175,000	5.00%, 07/1/2046, Call 11/2/2025	1,175,234
750,000	4.25%, 07/1/2054, Call 07/1/2034	712,854
	New Jersey Higher Education Student Assistance Authority
500,000	5.00%, 12/1/2028, Call 06/1/2028[3]	523,957
855,000	4.25%, 12/1/2047, Call 12/1/2026[3]	773,400
	New Jersey Transportation Trust Fund Authority
500,000	5.00%, 06/15/2040, Call 12/15/2030	524,965
1,850,000	5.25%, 06/15/2041, Call 12/15/2034	2,023,112
500,000	4.00%, 06/15/2042, Call 06/15/2032	472,836
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,055,892
3,800,000	5.00%, 06/15/2048, Call 12/15/2032	4,393,896
1,750,000	New Jersey Turnpike Authority, 5.25%, 01/1/2052, Call 01/1/2033	1,842,083
1,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[3]	1,017,704
350,000	South Jersey Transportation Authority, 5.00%, 11/1/2041, Call 11/1/2032	367,970

17

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	$1,649,024
		21,551,748
	NEW MEXICO — 0.1%
700,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 11/2/2025	700,137

	NEW YORK — 6.9%
4,400,000	City of New York, 5.25%, 03/1/2053, Call 03/1/2034	4,634,304
750,000	County of Orange, 2.38%, 06/15/2029, Call 11/2/2025	727,344
	Hempstead Town Local Development Corp.
1,000,000	5.66%, 02/1/2044, Call 02/1/2030	937,742
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	982,849
1,000,000	4.60%, 02/1/2051, Call 02/1/2030	765,788
2,000,000	Metropolitan Transportation Authority, 5.25%, 11/15/2049, Call 05/15/2034	2,093,214
2,000,000	Metropolitan Transportation Authority, AGM, 4.00%, 11/15/2054, Call 05/15/2030	1,752,988
1,845,000	Metropolitan Transportation Authority, BAM, 4.00%, 11/15/2048, Call 05/15/2034	1,675,072
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 11/2/2025	650,346
	New York City Municipal Water Finance Authority
500,000	5.00%, 06/15/2049, Call 12/15/2029	509,418
1,000,000	5.25%, 06/15/2052, Call 12/15/2032	1,048,236
1,535,000	5.25%, 06/15/2054, Call 12/15/2033	1,618,216
1,500,000	5.25%, 06/15/2054, Call 06/15/2034	1,592,064
	New York City Transitional Finance Authority Future Tax Secured Revenue
1,000,000	4.00%, 11/1/2041, Call 11/1/2029	972,005
1,000,000	4.00%, 05/1/2044, Call 11/1/2030	944,102

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$725,000	5.50%, 11/1/2045, Call 11/1/2032	$779,961
350,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	356,100
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,150,794
2,000,000	5.38%, 11/15/2040, Call 10/23/2025[4]	2,000,353
730,000	3.00%, 02/15/2042, Call 02/15/2030	601,939
2,000,000	5.00%, 11/15/2044, Call 10/23/2025[4]	2,000,007
1,500,000	7.25%, 11/15/2044, Call 10/23/2025[4]	1,501,182
1,000,000	3.13%, 09/15/2050, Call 03/15/2030	745,794
615,000	New York Power Authority, 4.00%, 11/15/2049, Call 11/15/2034	565,806
	New York State Dormitory Authority
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	840,730
500,000	3.00%, 07/1/2041, Call 07/1/2031	423,285
500,000	4.00%, 07/1/2048, Call 07/1/2031	438,213
650,000	5.00%, 03/15/2051, Call 03/15/2035	673,749
1,500,000	5.25%, 03/15/2052, Call 03/15/2034	1,579,887
1,000,000	4.00%, 03/15/2054, Call 03/15/2034	913,066
240,000	New York State Dormitory Authority, NATL, 5.75%, 07/1/2027	249,626
1,500,000	New York State Thruway Authority, 5.00%, 01/1/2041, Call 01/1/2026	1,500,756
	New York State Urban Development Corp.
1,000,000	4.00%, 03/15/2038, Call 09/15/2031	1,007,483
2,000,000	5.00%, 03/15/2063, Call 09/15/2033	2,059,028
	New York Transportation Development Corp.
1,000,000	5.00%, 12/1/2033, Call 12/1/2032[3]	1,082,208
500,000	5.50%, 06/30/2039, Call 06/30/2034[3]	541,119
2,500,000	5.00%, 10/1/2040, Call 10/1/2030[3]	2,527,217
2,500,000	4.38%, 10/1/2045, Call 10/1/2030[3]	2,303,885
3,000,000	5.00%, 07/1/2046, Call 11/2/2025[3]	2,974,183

18

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$1,620,000	5.00%, 06/30/2049, Call 06/30/2031[3]	$1,623,997
1,250,000	5.25%, 01/1/2050, Call 11/2/2025[3]	1,249,944
1,500,000	6.00%, 06/30/2054, Call 06/30/2031[3]	1,563,877
2,780,000	6.00%, 06/30/2055, Call 06/30/2034[3]	2,955,889
1,955,000	5.00%, 06/30/2060, Call 06/30/2033[3]	1,879,153
1,000,000	5.50%, 06/30/2060, Call 06/30/2033[3]	1,009,746
1,475,000	New York Transportation Development Corp., AG, 6.00%, 06/30/2045, Call 06/30/2034[3]	1,622,858
1,220,000	New York Transportation Development Corp., AGC, 5.25%, 12/31/2054, Call 12/31/2034[3]	1,243,800
1,315,000	New York Transportation Development Corp., AGM, 5.50%, 06/30/2044, Call 06/30/2031[3]	1,356,703
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 11/2/2025	235,036
500,000	5.00%, 07/1/2045, Call 11/2/2025	494,137
	Port Authority of New York & New Jersey
4,535,000	5.00%, 10/15/2041, Call 10/15/2025	4,538,940
3,000,000	5.00%, 12/1/2048, Call 12/1/2033[3]	3,077,808
1,500,000	4.00%, 07/15/2050, Call 07/15/2030[3]	1,335,941
375,000	Suffolk County Water Authority, 3.00%, 06/1/2045, Call 06/1/2030	301,810
1,250,000	Town of Hempstead, 2.13%, 06/15/2037, Call 06/15/2029	1,014,301
	Triborough Bridge & Tunnel Authority
1,000,000	5.00%, 11/15/2043, Call 11/15/2033	1,056,959
1,500,000	5.00%, 11/15/2045, Call 11/15/2025	1,504,202
1,000,000	5.50%, 05/15/2052, Call 11/15/2032	1,066,718
	Triborough Bridge & Tunnel Authority Sales Tax Revenue
1,000,000	5.00%, 05/15/2054, Call 05/15/2034	1,038,761

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$1,000,000	5.25%, 05/15/2064, Call 05/15/2034	$1,052,818
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	852,694
500,000	Utility Debt Securitization Authority, 5.00%, 12/15/2041, Call 06/15/2034	549,220
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	268,964
		82,614,335
	NORTH CAROLINA — 0.6%
1,000,000	City of Charlotte Airport Revenue, 5.00%, 07/1/2042, Call 07/1/2033	1,060,695
750,000	Columbus County Industrial Facilities & Pollution Control Financing Authority, 4.20%, 05/1/2034	769,057
1,000,000	Greater Asheville Regional Airport Authority, AGM, 5.50%, 07/1/2052, Call 07/1/2032[3]	1,033,346
	North Carolina Housing Finance Agency
720,000	3.85%, 07/1/2038, Call 07/1/2027	710,386
270,000	4.00%, 07/1/2048, Call 07/1/2027	271,479
1,545,000	North Carolina Housing Finance Agency, GNMA/FNMA/FHLMC, 3.00%, 07/1/2051, Call 01/1/2030	1,528,901
715,000	North Carolina Medical Care Commission, 4.00%, 09/1/2046, Call 09/1/2028	587,869
1,000,000	North Carolina Turnpike Authority, AG, 5.00%, 01/1/2058, Call 01/1/2034	1,024,837
765,000	Town of Apex, 2.00%, 06/1/2033, Call 06/1/2030	692,823
		7,679,393
	NORTH DAKOTA — 0.4%
1,000,000	City of Horace, 5.00%, 05/1/2050, Call 05/1/2033	983,744
200,000	County of Burleigh, 4.38%, 04/15/2026	199,660
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	1,836,542
	North Dakota Housing Finance Agency
585,000	3.30%, 01/1/2033, Call 01/1/2032	566,671

19

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NORTH DAKOTA (Continued)
$1,015,000	3.00%, 01/1/2052, Call 07/1/2030	$1,003,958
		4,590,575
	OHIO — 1.5%
3,000,000	Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/1/2055, Call 06/1/2030	2,564,301
435,000	City of Akron, 5.00%, 12/1/2026	439,065
2,000,000	City of Chillicothe, 5.00%, 12/1/2047, Call 12/1/2027	2,007,901
1,000,000	City of Middleburg Heights, 4.00%, 08/1/2041, Call 08/1/2031	916,107
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	714,980
500,000	Columbus Regional Airport Authority, 5.25%, 01/1/2041, Call 01/1/2035[3]	531,130
	County of Hamilton
1,000,000	5.00%, 11/15/2041	1,108,910
2,000,000	5.00%, 09/15/2045, Call 03/15/2030	1,986,418
1,880,000	County of Miami, 5.00%, 08/1/2049, Call 08/1/2028	1,887,522
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 11/2/2025	480,697
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,354,197
1,500,000	Ohio Air Quality Development Authority, 5.00%, 07/1/2049, Call 07/1/20293 4	1,374,607
975,000	Ohio Housing Finance Agency, 4.65%, 09/1/2054, Call 09/1/2033	965,437
1,000,000	Yellow Springs Exempt Village School District, BAM, 5.50%, 12/1/2060, Call 12/1/2030	1,047,301
		18,378,573
	OKLAHOMA — 0.6%
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,016,226
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,050,387
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[3]	1,005,904

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OKLAHOMA (Continued)
$2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	$1,860,084
995,000	Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.25%, 09/1/2056, Call 03/1/2033	1,127,361
750,000	Tulsa Municipal Airport Trust Trustees, 6.25%, 12/1/2035[3]	858,449
570,000	University of Oklahoma, BAM, 4.13%, 07/1/2054, Call 07/1/2034	525,276
		7,443,687
	OREGON — 0.2%
1,000,000	Medford Hospital Facilities Authority, 4.00%, 08/15/2039, Call 08/15/2030	960,517
	Oregon State Facilities Authority
45,000	5.00%, 10/1/2046, Call 10/1/2026	46,056
720,000	5.00%, 10/1/2046, Call 10/1/2026	710,156
450,000	Port of Portland Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030	448,054
		2,164,783
	PENNSYLVANIA — 3.3%
1,500,000	Allegheny County Airport Authority, 5.50%, 01/1/2048, Call 01/1/2033[3]	1,570,612
3,000,000	Allegheny County Airport Authority, AGM, 4.00%, 01/1/2056, Call 01/1/2031[3]	2,558,043
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	320,008
90,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 10/23/2025	90,090
	Allentown Neighborhood Improvement Zone Development Authority
250,000	5.00%, 05/1/2042, Call 05/1/2032	256,023
200,000	5.25%, 05/1/2042, Call 05/1/2031[4]	195,629
1,000,000	City of Philadelphia Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030[3]	941,445
1,825,000	Commonwealth Financing Authority, 5.00%, 06/1/2034, Call 06/1/2028	1,903,815

20

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$2,000,000	Commonwealth Financing Authority, AGM, 4.00%, 06/1/2039, Call 06/1/2028	$1,964,894
1,000,000	County of Allegheny, 5.00%, 11/1/2041, Call 11/1/2026	1,007,418
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	367,688
1,000,000	DuBois Hospital Authority, BAM, 4.00%, 07/15/2043, Call 01/15/2028	918,961
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	265,109
500,000	Luzerne County Industrial Development Authority, AG, 5.00%, 12/15/2027, Call 12/15/2025	501,616
650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	670,095
	Pennsylvania Economic Development Financing Authority
300,000	10.00%, 12/1/20403 4 5	30
300,000	10.00%, 12/1/20404 5	30
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	912,535
1,000,000	4.00%, 05/15/2048, Call 05/15/2033	890,031
1,250,000	5.75%, 06/30/2048, Call 12/31/2032[3]	1,293,683
1,000,000	3.80%, 06/1/20491 3	999,702
500,000	Pennsylvania Economic Development Financing Authority Parking System Revenue, AGM, 5.00%, 01/1/2040, Call 01/1/2032	512,545
1,500,000	Pennsylvania Economic Development Financing Authority, AGM, 5.75%, 12/31/2062, Call 12/31/2032[3]	1,583,108
625,000	Pennsylvania Higher Education Assistance Agency, 4.75%, 06/1/2046, Call 06/1/2034[3]	626,138
1,000,000	Pennsylvania Higher Educational Facilities Authority, 5.50%, 11/1/2054, Call 11/1/2034	1,054,473
1,980,000	Pennsylvania Housing Finance Agency, 4.60%, 10/1/2049, Call 10/1/2032	1,949,259

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
	Pennsylvania Turnpike Commission
$2,000,000	5.00%, 12/1/2037, Call 12/1/2027	$2,069,476
1,000,000	5.00%, 12/1/2040, Call 06/1/2033	1,076,152
500,000	5.00%, 12/1/2041, Call 06/1/2026	503,746
1,000,000	5.00%, 12/1/2043, Call 12/1/2028	1,021,606
1,000,000	4.00%, 12/1/2045, Call 12/1/2030	929,139
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,010,715
500,000	5.25%, 12/1/2052, Call 12/1/2032	522,289
	Philadelphia Authority for Industrial Development
850,000	4.00%, 11/1/2037, Call 11/1/2029	833,899
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	823,880
500,000	5.50%, 07/1/2053, Call 07/1/2034	538,413
100,000	3.70%, 07/1/2054, Call 10/2/2025[1]	100,000
1,140,000	Philadelphia Gas Works Co., AGM, 4.00%, 08/1/2045, Call 08/1/2030	1,076,331
500,000	Philadelphia Housing Authority, 5.00%, 03/1/2045, Call 03/1/2035	508,842
1,000,000	School District of Philadelphia, BAM-TCRS ST AID WITHHLDG, 4.00%, 09/1/2041, Call 09/1/2031	983,661
	School District of Philadelphia, SAW
5,000	5.00%, 09/1/2038, Call 09/1/2026	5,114
995,000	5.00%, 09/1/2038, Call 09/1/2026	1,000,475
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	836,696
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[3]	277,375
1,000,000	Union County Hospital Authority, 5.00%, 08/1/2048, Call 10/23/2025	1,000,454
1,115,000	Westmoreland County Municipal Authority, BAM, 5.00%, 08/15/2038, Call 11/2/2025	1,115,723
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 10/23/2025	500,107
		40,087,073
	PUERTO RICO — 0.8%
	Commonwealth of Puerto Rico
61,305	5.63%, 07/1/2027	63,472
1,060,310	5.63%, 07/1/2029	1,134,737

21

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PUERTO RICO (Continued)
$1,558,579	5.75%, 07/1/2031	$1,728,180
55,548	4.00%, 07/1/2033, Call 07/1/2031	54,966
71,485	0.00%, 07/1/2033, Call 07/1/2031	51,142
49,930	4.00%, 07/1/2035, Call 07/1/2031	48,740
42,853	4.00%, 07/1/2037, Call 07/1/2031	40,709
229,812	0.00%, 11/1/2043[1]	152,250
2,000,000	Puerto Rico Electric Power Authority, 5.00%, 07/1/2042, Call 11/2/2025[5]	1,355,000
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
1,125,000	4.33%, 07/1/2040, Call 07/1/2028	1,077,646
4,300,000	5.00%, 07/1/2058, Call 07/1/2028	4,156,350
		9,863,192
	RHODE ISLAND — 0.2%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,538,450
615,000	Rhode Island Health and Educational Building Corp., 4.00%, 11/1/2050, Call 11/1/2031	524,581
		2,063,031
	SOUTH CAROLINA — 1.0%
1,000,000	Charleston County Airport District, 5.25%, 07/1/2049, Call 07/1/2034[3]	1,033,312
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,006,504
500,000	Patriots Energy Group Financing Agency, 5.25%, 10/1/2054, Call 05/1/2031[1]	545,003
250,000	South Carolina Jobs-Economic Development Authority, 5.50%, 11/15/2044, Call 11/15/2034	252,675
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[3]	2,052,831
	South Carolina Public Service Authority
1,500,000	5.75%, 12/1/2047, Call 12/1/2032	1,616,704
730,000	5.00%, 12/1/2055, Call 10/23/2025	730,049
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,015,540

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	SOUTH CAROLINA (Continued)
$3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	$3,028,537
		12,281,155
	SOUTH DAKOTA — 0.1%
	South Dakota Health & Educational Facilities Authority
545,000	5.00%, 11/1/2045, Call 11/1/2025	546,012
690,000	5.00%, 11/1/2045, Call 11/2/2025	691,522
		1,237,534
	TENNESSEE — 0.8%
1,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 5.25%, 05/1/2053, Call 05/1/2033	1,025,185
1,000,000	Metropolitan Government Nashville & Davidson County Sports Authority, AGM, 5.25%, 07/1/2056, Call 01/1/2034	1,039,727
	Metropolitan Nashville Airport Authority
1,000,000	5.50%, 07/1/2039, Call 07/1/2032[3]	1,084,322
1,000,000	5.25%, 07/1/2047, Call 07/1/2032[3]	1,031,530
	Tennergy Corp.
1,500,000	4.00%, 12/1/2051, Call 06/1/2028[1]	1,537,316
1,000,000	5.50%, 10/1/2053, Call 09/1/2030[1]	1,079,689
	Tennessee Energy Acquisition Corp.
1,000,000	5.63%, 09/1/2026	1,016,051
1,500,000	5.00%, 12/1/2035, Call 09/1/2035	1,623,569
		9,437,389
	TEXAS — 7.0%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	76,530
1,000,000	Austin Community College District, 5.25%, 08/1/2053, Call 08/1/2033	1,050,933
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	321,878
155,000	Canyon Falls Municipal Utility District No. 1, 2.75%, 02/15/2038, Call 02/15/2027	118,468
	Central Texas Regional Mobility Authority
1,070,000	0.00%, 01/1/2027	1,029,105
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,023,360

22

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
	Central Texas Turnpike System
$2,310,000	5.00%, 08/15/2038, Call 08/15/2034	$2,527,701
900,000	5.00%, 08/15/2042, Call 08/15/2034	952,299
1,125,000	City of Aubrey, AGC, 4.00%, 02/15/2049, Call 02/15/2034	1,013,543
1,000,000	City of Austin Airport System Revenue, 5.00%, 11/15/2035, Call 11/15/2026[3]	1,010,926
875,000	City of Austin TX Airport System Revenue, 5.00%, 11/15/2031[3]	968,235
500,000	City of Beaumont Waterworks & Sewer System Revenue, BAM, 5.00%, 09/1/2049, Call 09/1/2033	516,524
1,670,000	City of Bryan, 2.50%, 08/15/2043, Call 02/15/2029	1,182,330
1,400,000	City of Dallas Waterworks & Sewer System Revenue, 4.00%, 10/1/2043, Call 10/1/2033	1,316,583
1,255,000	City of Garland Electric Utility System Revenue, 4.00%, 03/1/2038, Call 03/1/2031	1,262,758
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	240,102
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,009,872
	City of Houston Airport System Revenue
750,000	5.00%, 07/15/2035, Call 11/2/2025[3]	750,220
1,000,000	5.50%, 07/15/2038, Call 07/15/2034[3]	1,073,658
1,500,000	4.00%, 07/15/2041, Call 07/15/2029[3]	1,363,620
1,125,000	City of Houston Airport System Revenue, AGM, 4.50%, 07/1/2053, Call 07/1/2033[3]	1,061,464
1,750,000	City of Houston TX Airport System Revenue, 5.50%, 07/1/2050, Call 07/1/2035[3]	1,865,501
605,000	City of Missouri City, 2.13%, 06/15/2040, Call 06/15/2029	428,702
1,000,000	City of Pflugerville, 4.00%, 08/1/2049, Call 08/1/2032	915,276

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,000,000	City of San Antonio Electric & Gas Systems Revenue, 5.25%, 02/1/2049, Call 08/1/2034	$1,057,199
1,000,000	City of San Antonio TX Electric & Gas Systems Revenue, 5.25%, 02/1/2054, Call 02/1/2035	1,055,565
960,000	City of Uhland, 5.50%, 09/1/2055, Call 09/1/2032[4]	926,868
	Clifton Higher Education Finance Corp.
100,000	4.40%, 12/1/2047, Call 11/2/2025	88,718
1,500,000	4.60%, 12/1/2049, Call 11/2/2025	1,354,229
1,000,000	Denton Independent School District, 5.00%, 08/15/2053, Call 08/15/2033	1,032,680
1,000,000	Denton Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2033	1,040,111
1,000,000	Fort Bend County Municipal Utility District No. 118, BAM, 3.25%, 09/1/2033, Call 11/2/2025	979,234
355,000	Fort Bend County Municipal Utility District No. 161, AG, 3.50%, 09/1/2034, Call 11/2/2025	347,708
700,000	Fort Bend County Municipal Utility District No. 57, AG, 2.00%, 04/1/2038, Call 04/1/2026	513,844
1,250,000	Fort Bend Independent School District, PSF, 4.00%, 08/1/2054[1]	1,279,410
500,000	FW Chaparral PFC, 4.00%, 10/1/2035, Call 10/1/2032	490,548
1,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	1,034,908
	Harris County Cultural Education Facilities Finance Corp.
3,000,000	4.00%, 10/1/2036, Call 10/1/2029	3,019,048
1,000,000	5.00%, 05/15/2050, Call 05/15/2030[1]	1,096,124
750,000	Harris County Flood Control District, 4.00%, 09/15/2043, Call 09/15/2033	719,091
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,133,201
1,055,000	Hurst-Euless-Bedford Independent School District, PSF, 4.00%, 08/15/2050, Call 08/15/2034	968,077

23

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,105,000	Lazy Nine Municipal Utility District No. 1B, AG, 3.13%, 03/1/2036, Call 03/1/2026	$1,039,438
	Lower Colorado River Authority
1,000,000	5.00%, 05/15/2045, Call 02/15/2032[1]	1,098,890
840,000	5.00%, 05/15/2050, Call 05/15/2034	866,707
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 10/23/20253 4	500,599
1,055,000	New Caney Independent School District, PSF, 4.00%, 02/15/2049, Call 02/15/2034	982,988
2,505,000	New Hope Cultural Education Facilities Finance Corp., 5.00%, 07/1/2047, Call 11/2/2025[5]	2,325,913
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	382,326
1,500,000	5.00%, 04/1/2046, Call 10/23/2025	1,499,971
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,213,456
450,000	North Harris County Regional Water Authority, 3.00%, 12/15/2036, Call 12/15/2026	397,565
	North Texas Tollway Authority
250,000	4.13%, 01/1/2039, Call 01/1/2032	251,215
1,000,000	4.25%, 01/1/2049, Call 01/1/2028	902,439
1,000,000	Northside Independent School District, 3.45%, 08/15/2037, Call 08/15/2027	983,295
1,000,000	Northside Independent School District, PSF, 3.55%, 06/1/2050[1]	1,014,427
	Port of Beaumont Navigation District
250,000	5.00%, 01/1/2039, Call 01/1/20323 4	247,171
1,000,000	4.00%, 01/1/2050, Call 11/2/20253 4	760,066
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,041,467
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 11/2/2025[5]	460,000

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$290,000	SA Energy Acquisition Public Facility Corp., 5.50%, 08/1/2027	$300,121
2,500,000	San Angelo Independent School District, PSF, 5.00%, 02/15/2045, Call 02/15/2035	2,650,688
1,365,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 11/2/2025	1,365,470
1,000,000	San Antonio Water System, 5.00%, 05/15/2043, Call 05/15/2028	1,021,547
1,000,000	Tarrant County College District, 2.00%, 08/15/2036, Call 08/15/2030	820,293
1,000,000	Tarrant County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2051, Call 11/15/2032	1,020,231
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 11/2/2025	1,408,856
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	557,086
575,000	6.25%, 12/15/2026	587,200
1,000,000	Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, 01/1/2055, Call 07/1/2033[1]	1,092,954
	Texas Private Activity Bond Surface Transportation Corp.
500,000	4.00%, 12/31/2037, Call 12/31/2029	490,268
2,500,000	5.00%, 06/30/2058, Call 06/30/2029[3]	2,458,927
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	4,059,142
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	561,745
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,504,212
2,000,000	4.00%, 08/1/2038, Call 08/1/2030	2,025,601
500,000	5.00%, 10/15/2047, Call 10/15/2032	519,230
175,000	Town of Westlake, 6.13%, 09/1/2035, Call 11/2/2025	175,006

24

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,000,000	Trinity River Authority Denton Creek Wastewater Treatment System Revenue, 4.00%, 02/1/2044, Call 02/1/2034	$928,136
1,200,000	Uptown Development Authority, 5.00%, 09/1/2036, Call 09/1/2026	1,206,503
350,000	Williamson County Municipal Utility District No. 10, BAM, 3.25%, 08/1/2031, Call 11/2/2025	347,384
		84,284,684
	UTAH — 0.8%
1,000,000	City of Salt Lake City Airport Revenue, BAM, 4.00%, 07/1/2039, Call 07/1/2031[3]	978,384
1,500,000	County of Utah, 4.00%, 05/15/2045, Call 11/2/2025	1,403,822
2,000,000	Downtown Revitalization Public Infrastructure District, AG, 5.50%, 06/1/2050, Call 06/1/2035	2,147,811
	Intermountain Power Agency
995,000	5.00%, 07/1/2034, Call 07/1/2031	1,090,897
1,000,000	5.25%, 07/1/2045, Call 07/1/2032	1,046,689
500,000	MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 06/1/2054, Call 06/1/2029[4]	481,256
1,000,000	Salt Lake City Corp. Airport Revenue, 5.25%, 07/1/2048, Call 07/1/2028[3]	1,012,047
	Utah Charter School Finance Authority
400,000	4.50%, 07/15/2027[4]	399,713
500,000	5.38%, 06/15/2048, Call 06/15/2027[4]	454,757
		9,015,376
	VIRGIN ISLANDS — 0.1%
1,000,000	Matching Fund Special Purpose Securitization Corp., 5.00%, 10/1/2039, Call 10/1/2032	1,017,443

	VIRGINIA — 0.8%
640,000	Albemarle County Economic Development Authority, 3.90%, 10/1/2048, Call 10/2/2025[1]	640,000

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	VIRGINIA (Continued)
$715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018[5]	$443,300
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,001,259
1,000,000	Fairfax County Industrial Development Authority, 5.00%, 05/15/2051, Call 05/15/2034	1,037,336
1,000,000	Louisa Industrial Development Authority, 3.13%, 11/1/2035[1]	1,009,700
1,000,000	Roanoke Economic Development Authority, 5.00%, 07/1/2047	1,077,797
405,000	Virginia Beach Development Authority, 7.00%, 09/1/2053, Call 09/1/2030	443,791
	Virginia Small Business Financing Authority
500,000	4.00%, 01/1/2040, Call 01/1/2032[3]	473,946
500,000	5.00%, 12/31/2047, Call 12/31/2032[3]	500,921
1,750,000	5.00%, 12/31/2052, Call 06/30/2027[3]	1,708,611
1,500,000	5.00%, 12/31/2056, Call 06/30/2027[3]	1,455,304
		9,791,965
	WASHINGTON — 2.2%
1,325,000	Grant County Public Hospital District No. 2, 5.00%, 12/1/2038, Call 12/1/2032	1,350,628
250,000	Jefferson County Public Hospital District No. 2, 6.63%, 12/1/2043, Call 12/1/2030	255,969
2,215,000	King County School District No. 210 Federal Way, School Bond Gty, 4.00%, 12/1/2033, Call 12/1/2027	2,255,053
1,560,000	King County School District No. 406 Tukwila, School Bond Gty, 4.00%, 12/1/2031, Call 06/1/2026	1,570,202
	Port of Seattle
750,000	5.25%, 07/1/2041, Call 07/1/2034[3]	810,037
1,500,000	5.25%, 07/1/2043, Call 07/1/2034[3]	1,595,720
1,500,000	5.00%, 04/1/2044, Call 04/1/2029[3]	1,516,651
2,500,000	5.00%, 08/1/2047, Call 08/1/2032[3]	2,559,178
330,000	5.00%, 06/1/2048, Call 06/1/2034[3]	339,906
1,000,000	5.25%, 07/1/2049, Call 07/1/2034[3]	1,043,196

25

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
$1,360,000	Port of Tacoma, 5.00%, 12/1/2031[3]	$1,497,419
700,000	Port of Tacoma WA, 5.00%, 12/1/2028, Call 12/1/2026[3]	713,397
	State of Washington
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	1,757,866
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,536,635
145,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 10/18/2025	143,231
1,000,000	Three Rivers Regional Wastewater Authority, BAM, 4.13%, 09/1/2044, Call 03/1/2034	968,035
	Washington Health Care Facilities Authority
500,000	5.00%, 08/15/2032, Call 08/15/2027	511,457
500,000	5.00%, 08/1/2038, Call 08/1/2029	517,657
1,000,000	5.00%, 10/1/2041, Call 11/2/2025	1,000,373
	Washington State Convention Center Public Facilities District
1,210,000	3.00%, 07/1/2043, Call 07/1/2031	949,073
1,000,000	5.00%, 07/1/2058, Call 07/1/2028	991,437
1,550,000	3.00%, 07/1/2058, Call 07/1/2031	1,013,853
745,488	Washington State Housing Finance Commission, 4.22%, 03/20/2040[1]	717,248
1,000,000	Yakima County School District No. 208 West Valley, School Bond Gty, 4.00%, 12/1/2034, Call 12/1/2028	1,025,090
		26,639,311
	WEST VIRGINIA — 0.3%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	1,012,256
150,000	West Virginia Economic Development Authority, 5.45%, 01/1/2055, Call 03/27/20301 3 4	156,542
750,000	West Virginia Hospital Finance Authority, 6.00%, 09/1/2048, Call 09/1/2033	814,097
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,038,719
		3,021,614

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN — 1.6%
$1,000,000	Milwaukee Metropolitan Sewerage District, 4.00%, 10/1/2043, Call 10/1/2031	$970,527
	Public Finance Authority
285,000	4.00%, 07/1/2027, Call 11/2/2025	285,026
2,000,000	4.30%, 11/1/2030, Call 05/1/2026[3]	2,002,595
535,000	5.00%, 07/1/2037, Call 11/2/2025	535,092
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	800,000
500,000	5.00%, 06/15/2039, Call 06/15/2026[4]	456,705
500,000	5.00%, 06/1/2041, Call 06/1/2029[4]	503,214
500,000	5.00%, 02/1/2042, Call 02/1/2032	509,271
1,000,000	5.00%, 07/1/2042, Call 11/2/2025[3]	1,000,024
165,000	6.00%, 07/15/2042, Call 10/23/2025	165,071
1,000,000	5.63%, 07/1/2045, Call 10/18/2025[4]	991,886
345,000	6.38%, 01/1/2048, Call 01/1/20281 4 5	155,250
500,000	6.25%, 06/15/2048, Call 06/15/2033[4]	487,132
188,738	4.00%, 07/1/2051[5]	128,435
2,000,000	5.75%, 06/30/2060, Call 06/30/2035[3]	2,057,932
500,000	5.00%, 06/15/2064, Call 06/15/2032	475,138
1,485,000	5.75%, 12/31/2065, Call 06/30/2035[3]	1,528,014
	Public Finance Authority, ACA
7,186	0.00%, 01/1/20464 5	241
7,085	0.00%, 01/1/20474 5	219
7,034	0.00%, 01/1/20484 5	204
6,984	0.00%, 01/1/20494 5	189
6,882	0.00%, 01/1/20504 5	172
7,540	0.00%, 01/1/20514 5	178
7,490	0.00%, 01/1/20524 5	163
7,388	0.00%, 01/1/20534 5	152
7,338	0.00%, 01/1/20544 5	141
7,237	0.00%, 01/1/20554 5	131
7,135	0.00%, 01/1/20564 5	122
7,085	0.00%, 01/1/20574 5	114
6,984	0.00%, 01/1/20584 5	106
6,933	0.00%, 01/1/20594 5	99

26

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$6,882	0.00%, 01/1/20604 5	$92
6,781	0.00%, 01/1/20614 5	85
6,730	0.00%, 01/1/20624 5	80
6,629	0.00%, 01/1/20634 5	74
6,579	0.00%, 01/1/20644 5	70
6,528	0.00%, 01/1/20654 5	65
6,427	0.00%, 01/1/20664 5	59
83,706	0.00%, 01/1/20674 5	696
500,000	Public Finance Authority, BAM, 5.38%, 07/1/2047, Call 07/1/2032	519,344
1,000,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2043, Call 10/1/2028	1,016,077
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,042,793
500,000	Wisconsin Center District, AGM MORAL OBLIG, 0.00%, 12/15/2045, Call 12/15/2030	192,729
1,000,000	Wisconsin Health & Educational Facilities Authority, 4.00%, 12/1/2046, Call 12/1/2031	888,644
1,000,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, GNMA/FNMA/FHLMC, 4.38%, 09/1/2044, Call 03/1/2033	997,424
		19,711,775
	WYOMING — 0.1%
840,000	Wyoming Community Development Authority, GNMA/FHLMC/FNMA COLL, 3.00%, 06/1/2050, Call 12/1/2030	833,436
	TOTAL MUNICIPAL BONDS
	(Cost $943,957,124)	928,481,644

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 6.0%
670,465	iShares National Muni Bond ETF	$71,397,818
15,917	VanEck CEF Muni Income ETF	348,423

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $70,315,963)	71,746,241

	CLOSED-END MUTUAL FUNDS — 0.6%
10,127	BlackRock Long-Term Municipal Advantage Trust	97,017
783	BlackRock MuniAssets Fund, Inc.	8,691
1,273	BlackRock Municipal Income Trust - Class USD INC	12,794
4,400	BlackRock Municipal Income Trust II	45,980
18,174	BlackRock MuniHoldings Fund, Inc.	213,544
1,410	BlackRock MuniHoldings New Jersey Quality Fund, Inc.	16,342
4,548	BlackRock MuniHoldings Quality Fund II, Inc.	45,753
36,548	BlackRock MuniVest Fund, Inc.	250,719
10,448	BlackRock MuniYield Quality Fund II, Inc.	104,793
30,241	BlackRock MuniYield Quality Fund, Inc.	352,308
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	754,392
34,014	BNY Mellon Strategic Municipals, Inc.	212,587
11,444	DTF Tax-Free Income 2028 Term Fund, Inc.	130,805
66,923	DWS Municipal Income Trust	613,684
288	Eaton Vance Municipal Bond Fund	2,863
34,009	Invesco Advantage Municipal Income Trust II	298,259
6,570	Invesco Municipal Income Opportunities Trust	39,617
26,598	Invesco Municipal Opportunity Trust	257,203
29,760	Invesco Municipal Trust	287,184
10,183	Invesco Quality Municipal Income Trust	100,303
20,110	Invesco Trust for Investment Grade Municipals	203,513
12,605	Invesco Value Municipal Income Trust	158,193
13,218	Neuberger Berman Municipal Fund, Inc.	136,410
18,219	Nuveen AMT-Free Municipal Credit Income Fund	223,912

27

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	CLOSED-END MUTUAL FUNDS (Continued)
16,542	Nuveen AMT-Free Quality Municipal Income Fund	$188,413
13,621	Nuveen California Quality Municipal Income Fund	156,641
27,921	Nuveen Municipal Credit Income Fund	350,688
51	Nuveen New York AMT-Free Quality Municipal Income Fund	520
13,055	Nuveen Quality Municipal Income Fund	152,613
29,855	PIMCO Municipal Income Fund II	236,153
86,507	Western Asset Managed Municipals Fund, Inc.	894,482
	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $7,585,702)	6,546,376

	PRIVATE FUNDS[7] — 10.6%
	MacKay Municipal Credit Opportunities Fund, LP - Class A* 8	25,364,698
	MacKay Municipal Opportunities Fund, LP - Class A* 9	101,926,426
	TOTAL PRIVATE FUNDS
	(Cost $97,715,054)	127,291,124

	SHORT-TERM INVESTMENTS — 4.0%
32,911,550	BlackRock MuniCash - Institutional Shares, 2.90%[10]	32,914,841
15,558,484	JPMorgan Prime Money Market Fund - Institutional Shares, 4.10%[10]	15,566,263
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $48,480,496)	48,481,104

	TOTAL INVESTMENTS — 98.6%
	(Cost $1,168,054,339)	1,182,546,489
	Other assets less liabilities — 1.4%	17,358,398

	TOTAL NET ASSETS — 100.0%	$1,199,904,887

*	Non-income producing security.
[1]

Term rate bond subject to mandatory purchase at the end of the initial term, which then may be converted into another term or interest rate. The rate is the coupon as of the end of the reporting period.

[2]	Floating rate security.

[3]	Security may be exempt from Alternative Minimum Tax.

[4]

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of September 30, 2025, the aggregate fair value of these investments is $53,340,856 or 4.4% of the Fund’s net assets.

[5]	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

[6]	Rounds to less than 0.05%.

[7]

The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of September 30, 2025, the aggregate fair value of these investments is $127,291,124 or 10.6% of the Fund’s net assets.

[8]	The investment was acquired on 3/1/2016. The cost is $16,811,394.

[9]	The investment was acquired on 3/1/2016. The cost is $80,903,660.

[10]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

ETF — Exchange-Traded Fund

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

ST RES FD GTY — State Resource Fund Guaranty

28

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Schedule of Open Futures Contracts:

At September 30, 2025, the Aspiriant Risk-Managed Municipal Bond Fund had futures contracts as set forth below:

Expiration Date	Number of Contracts	Description	Notional Value at Time of Purchase	Notional Value as of 9/30/2025	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts:
December 2025	3	U.S. Treasury Bond Futures	$(353,018)	$(349,781)	$3,237
			$(353,018)	$(349,781)	$3,237

See accompanying Notes to Financial Statements.

29

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	FOREIGN COLLECTIVE INVESTMENT FUNDS — 27.0%
	ALTERNATIVE DIVERSIFIERS — 27.0%
2,302,376	GMO Equity Dislocation Investment Fund - Class A1	$49,432,014
682,861	Lazard Rathmore Alternative Fund - Class E* 1 2	80,030,934
1,211,225	Wilshire Bridgewater Managed Alpha (Ireland) Fund - D3 Shares* 1 2 3	142,373,579
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUNDS
	(Cost $247,848,398)	271,836,527

	OPEN-END MUTUAL FUNDS — 49.0%
	ALTERNATIVE DIVERSIFIERS — 11.0%
3,849,742	BlackRock Event Driven Equity Fund - Institutional Shares	39,998,824
6,035,019	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	70,730,418
		110,729,242
	CORE DIVERSIFIER — 12.2%
5,492,963	JPMorgan Global Allocation Fund - Class R6	123,371,949

	CORE/ALTERNATIVE DIVERSIFIER — 25.8%
8,735,215	GMO Benchmark-Free Allocation Fund - Class IV 2 4	259,523,234
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $414,943,326)	493,624,425

	EXCHANGE-TRADED FUNDS — 9.9%
	ALTERNATIVE DIVERSIFIER — 8.3%
1,140,646	iShares Gold Trust*	83,004,810

	CORE DIVERSIFIER — 1.6%
254,108	iShares Core 60/40 Balanced Allocation ETF	16,359,473
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $54,612,081)	99,364,283

Number of Shares		Value
	PRIVATE FUNDS[5] — 11.2%
	ALTERNATIVE DIVERSIFIERS — 11.2%
	Elliott Associates, LP - Class C Shares* [6]	$48,284,298
27,619	Millennium International, Ltd. - Class GG* [7]	63,836,127
	TOTAL PRIVATE FUNDS
	(Cost $69,161,385)	112,120,425
	SHORT-TERM INVESTMENT — 3.0%
30,428,222	JPMorgan Prime Money Market Fund - Institutional Shares, 4.10%[8]	30,443,436
	TOTAL SHORT-TERM INVESTMENT
	(Cost $30,433,924)	30,443,436

	TOTAL INVESTMENTS — 100.1%
	(Cost $816,999,114)	1,007,389,096
	Liabilities in excess of other assets — (0.1)%	(688,010)

	TOTAL NET ASSETS — 100.0%	$1,006,701,086

*	Non-income producing security.
[1]	Domiciled in Ireland.
[2]	Affiliated investments for which ownership exceeds 5% of the investment’s capital. Please refer to Note 5, Investments in Affiliated Issuers, in the Notes to Financial Statements.
[3]	The investment was acquired on 10/2/2024. The cost is $131,572,616.
[4]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[5]

The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of September 30, 2025, the aggregate fair value of these investments is $112,120,425 or 11.2% of the Fund’s net assets.

[6]	The investment was acquired on 1/2/2020. The cost is $36,358,247.
[7]	The investment was acquired on 1/1/2020. The cost is $32,803,138 or $1,188 per share.
[8]	The rate is the annualized seven-day yield at period end.

ETF — Exchange-Traded Fund

LP — Limited Partnership

Ltd. — Limited

See accompanying Notes to Financial Statements.

30

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 23.4%
	AUSTRIA — 0.2%
19,939	Erste Group Bank A.G.	$1,960,054

	BELGIUM — 0.2%
17,429	KBC Group N.V.	2,088,673

	BRAZIL — 0.2%
44,700	Cia de Saneamento Basico do Estado de Sao Paulo	1,110,057
222,210	Itau Unibanco Holding S.A. - ADR	1,631,021
		2,741,078
	CAYMAN ISLANDS — 0.3%
42,056	Tencent Holdings Ltd.	3,583,575

	CHINA — 0.1%
53,900	NetEase, Inc.	1,637,070

	DENMARK — 0.2%
4,966	DSV A/S	992,061
20,945	Novo Nordisk A/S - Class B	1,166,253
		2,158,314
	FRANCE — 0.8%
26,762	Accor SA	1,271,473
49,887	Dassault Systemes S.E.	1,678,250
4,180	LVMH Moet Hennessy Louis Vuitton S.E.	2,572,294
17,625	Safran S.A.	6,254,567
		11,776,584
	GERMANY — 0.5%
7,790	Knorr-Bremse A.G.	732,951
16,462	SAP S.E.	4,407,984
15,034	Siemens Energy A.G.*	1,767,685
		6,908,620
	HONG KONG — 0.0%[1]
1,746	Alibaba Group Holding Ltd. - ADR	312,063

	INDIA — 0.1%
52,991	ICICI Bank Ltd. - ADR	1,601,918

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND — 0.4%
17,198	Accenture PLC - Class A	$4,241,027
5,007	Flutter Entertainment PLC*	1,305,996
		5,547,023
	ISRAEL — 0.1%
76,041	Bank Leumi Le-Israel BM	1,498,205

	JAPAN — 0.6%
59,600	Hitachi Ltd.	1,578,987
58,063	Mizuho Financial Group, Inc.	1,951,839
66,000	Nippon Steel Corp.	271,837
25,200	Recruit Holdings Co., Ltd.	1,354,850
11,200	SoftBank Group Corp.	1,413,222
8,420	Sony Financial Group, Inc.	9,337
84,200	Sony Group Corp.	2,420,472
		9,000,544
	NETHERLANDS — 0.6%
606	Adyen N.V.* [2]	975,102
2,164	Argenx S.E. - ADR*	1,596,080
2,929	ASML Holding N.V.	2,856,323
15,049	Havas N.V.*	27,743
7,223	NXP Semiconductors N.V.	1,644,894
31,068	Qiagen N.V.	1,385,742
		8,485,884
	SINGAPORE — 0.3%
27,823	Flex Ltd.*	1,612,899
495,845	Singapore Telecommunications Ltd.	1,585,250
14,847	Trip.com Group Ltd. - ADR	1,116,495
		4,314,644
	SOUTH KOREA — 0.1%
2,434	Hanwha Aerospace Co., Ltd.	1,924,893

	SPAIN — 0.1%
14,833	Amadeus IT Group S.A.	1,179,072

	SWEDEN — 0.1%
55,027	Volvo A.B. - B Shares*	1,582,445

31

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND — 0.5%
30,176	Amrize Ltd.*	$1,475,481
12,944	Holcim A.G.	1,104,441
28,144	Nestle S.A.	2,584,611
43,018	UBS Group A.G.	1,768,623
		6,933,156
	TAIWAN — 0.9%
20,706	MediaTek, Inc.	898,014
264,253	Taiwan Semiconductor Manufacturing Co., Ltd.	11,478,576
		12,376,590
	UNITED KINGDOM — 1.4%
10,720	AstraZeneca PLC	1,642,316
32,669	British American Tobacco PLC	1,737,576
118,717	Compass Group PLC	4,046,559
87,185	Diageo PLC	2,086,135
702,283	Haleon PLC	3,160,401
165,242	Prudential PLC	2,313,342
86,572	Unilever PLC	5,117,154
		20,103,483
	UNITED STATES — 15.6%
42,267	Abbott Laboratories	5,661,242
4,300	AbbVie, Inc.	995,622
35,760	Alphabet, Inc. - Class A	8,693,256
25,406	Alphabet, Inc. - Class C	6,187,631
44,373	Amazon.com, Inc.*	9,742,980
3,602	American Express Co.	1,196,440
7,196	Analog Devices, Inc.	1,768,057
53,823	Apple, Inc.	13,704,950
3,594	Ares Management Corp. - Class A	574,645
21,552	Broadcom, Inc.	7,110,220
11,722	C.H. Robinson Worldwide, Inc.[3]	1,551,993
37,774	Chewy, Inc.*	1,527,958
7,873	Cigna Group	2,269,392
36,301	Coca-Cola Co.	2,407,482
19,655	Constellation Brands, Inc. - Class A3	2,646,939
13,434	Corning, Inc.	1,101,991
12,768	Elevance Health, Inc.	4,125,596
6,752	Eli Lilly & Co.	5,151,776
23,933	Equitable Holdings, Inc.	1,215,318
5,223	Evercore, Inc. - Class A	1,761,822
10,166	Hilton Worldwide Holdings, Inc.	2,637,467

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
5,733	Home Depot, Inc.	$2,322,954
6,008	Intuitive Surgical, Inc.*	2,686,958
9,370	Jabil, Inc.	2,034,883
33,754	Johnson & Johnson	6,258,667
13,491	KKR & Co., Inc.	1,753,155
1,950	KLA Corp.	2,103,270
30,820	Kroger Co.	2,077,576
49,717	Lam Research Corp.	6,657,106
9,469	Live Nation Entertainment, Inc.* [3]	1,547,235
4,744	Mastercard, Inc. - Class A	2,698,435
3,129	McKesson Corp.	2,417,278
31,089	Merck & Co., Inc.	2,609,300
14,042	Meta Platforms, Inc. - Class A	10,312,164
40,387	Microsoft Corp.	20,918,447
1,997	Netflix, Inc.*	2,394,243
50,712	NVIDIA Corp.	9,461,845
21,453	Oracle Corp.[3]	6,033,442
1,661	Parker-Hannifin Corp.[3]	1,259,287
7,437	Philip Morris International, Inc.	1,206,281
9,252	Quest Diagnostics, Inc.	1,763,246
19,540	Salesforce, Inc.	4,630,980
11,081	Targa Resources Corp.	1,856,511
24,517	Texas Instruments, Inc.	4,504,508
11,250	Thermo Fisher Scientific, Inc.	5,456,475
19,248	TJX Cos., Inc.	2,782,106
7,176	T-Mobile US, Inc.	1,717,791
18,142	Tradeweb Markets, Inc. - Class A	2,013,399
88,616	U.S. Bancorp	4,282,811
19,259	U.S. Foods Holding Corp.*	1,475,625
28,916	Uber Technologies, Inc.*	2,832,901
14,041	UnitedHealth Group, Inc.	4,848,357
12,931	Visa, Inc. - Class A3	4,414,385
56,396	Wells Fargo & Co.	4,727,113
14,161	Welltower, Inc. - REIT	2,522,641
25,421	Williams Cos., Inc.	1,610,420
		220,224,572
	URUGUAY — 0.1%
694	MercadoLibre, Inc.*	1,621,836

	TOTAL COMMON STOCKS
	(Cost $239,644,523)	329,560,296

32

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 16.4%
476,250	iShares MSCI ACWI ETF[3]	$65,836,800
612,100	iShares MSCI Global Min Vol Factor ETF[3]	73,403,032
2,560,111	Schwab Fundamental Emerging Markets Equity ETF[3]	92,573,614
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $171,682,826)	231,813,446

	FOREIGN COLLECTIVE INVESTMENT FUND — 4.0%
2,630,943	GMO Equity Dislocation Investment Fund - Class A4	56,486,344
	TOTAL FOREIGN COLLECTIVE
	INVESTMENT FUND (Cost $54,780,048)	56,486,344

	OPEN-END MUTUAL FUNDS — 42.6%
2,896,301	AQR Large Cap Defensive Style Fund - Class R6	63,921,354
2,553,955	Baillie Gifford Emerging Markets Equities Fund - Class K	65,176,940
13,148,277	GMO Quality Fund - Class VI5 6	471,760,165
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $402,788,265)	600,858,459

	PRIVATE FUNDS[7] — 11.1%
	RIEF Strategic Partners Fund LLC - Series SB* [8]	104,547,824
	Viking Global Equities LP - Class H Interests* [9]	51,789,890
	TOTAL PRIVATE FUNDS
	(Cost $106,151,266)	156,337,714

	SHORT-TERM INVESTMENTS — 4.6%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 2.5%
	Collateral Investments	35,436,401

	MONEY MARKET FUNDS — 2.1%
29,314,650	JPMorgan Prime Money Market Fund - Institutional Shares, 4.10%[10]	29,329,308
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $64,756,920)	64,765,709

Number of Shares		Value
	TOTAL INVESTMENTS — 102.1%
	(Cost $1,039,803,848)	$1,439,821,968
	Liabilities in excess of other assets — (2.1)%	(29,309,603)

	TOTAL NET ASSETS — 100.0%	$1,410,512,365

*	Non-income producing security.
[1]	Rounds to less than 0.05%.
[2]

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of September 30, 2025, the aggregate fair value of these investments is $975,102 or 0.1% of the Fund’s net assets.

[3]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $72,780,474.
[4]	Domiciled in Ireland.
[5]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[6]	The Fund primarily invests in global equities.
[7]

The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of September 30, 2025, the aggregate fair value of these investments is $156,337,714 or 11.1% of the Fund’s net assets.

[8]	The investment was acquired on 7/2/2018. The cost is $60,735,632.
[9]	The investment was acquired on 12/1/2023. The cost is $45,415,634.
[10]	The rate is the annualized seven-day yield at period end.

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

33

ASPIRIANT TRUST

Statements of Assets and Liabilities

As of September 30, 2025 (Unaudited)

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
ASSETS:
Unaffiliated investments, at value (cost $321,051,529, $1,168,054,339, $395,807,825 and $1,039,803,848, respectively)	$316,306,901	$1,182,546,489	$525,461,349	$1,439,821,968	[1]
Affiliated investments, at value (cost $0, $0, $421,191,289 and $0, respectively)	—	—	481,927,747	—
Cash	—	1,000,000	—	285,040
Foreign currency, at value (cost $0, $0, $0 and $147,191, respectively)	—	—	—	149,847
Unrealized appreciation on:
Futures	—	3,237	—	—
Receivables:
Investments sold	—	1,076,738	3,359,796	11,356,076
Deposits with brokers for futures contracts	—	8,613	—	—
Fund shares sold	126,970	2,869,310	121,240	563,540
Dividends and interest	104,595	12,935,700	885,732	1,003,167
Other receivables	—	—	—	5,318
Other prepaid expenses	19,941	25,530	13,668	18,414
Total assets	316,558,407	1,200,465,617	1,011,769,532	1,453,203,370

LIABILITIES:
Payables:
Investments purchased	—	—	—	5,906,102
Securities lending collateral (see Note 2)	—	—	—	35,436,401
Fund shares redeemed	12,000	109,000	4,823,887	891,059
Due to Adviser	20,722	206,741	81,825	180,905
Accrued Trustees’ fees	19,104	19,104	19,104	19,104
Accrued fund accounting fees	14,187	75,619	38,661	64,690
Accrued fund administration fees	11,326	42,203	35,466	49,047
Accrued administrative servicing fees	10,354	39,010	16,244	56,914
Accrued transfer agent fees and expenses	4,904	4,873	5,033	5,045
Accrued Chief Compliance Officer fees	1,609	1,609	1,609	1,609
Accrued custody fees	819	5,540	1,425	12,294
Accrued other expenses	33,287	57,031	45,192	67,835
Total liabilities	128,312	560,730	5,068,446	42,691,005
Commitments and contingencies (see Note 2)

NET ASSETS	$316,430,095	$1,199,904,887	$1,006,701,086	$1,410,512,365

[1]	Includes $72,780,474 of securities on loan to unaffiliated broker-dealers. Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.

34

ASPIRIANT TRUST

Statements of Assets and Liabilities (Continued)

As of September 30, 2025 (Unaudited)

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
NET ASSETS CONSIST OF:
Paid-in capital (unlimited shares authorized, no par value)	$340,819,098	$1,271,035,642	$871,267,908	$869,097,375
Total distributable earnings (losses)	(24,389,003)	(71,130,755)	135,433,178	541,414,990
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$316,430,095	$1,199,904,887	$1,006,701,086	$1,410,512,365

SHARES ISSUED AND OUTSTANDING	36,711,982	129,810,438	84,966,860	80,836,233	^
NET ASSET VALUE PER SHARE	$8.62	$9.24	$11.85	$17.45	^

^    Advisor Shares

See accompanying Notes to Financial Statements.

35

ASPIRIANT TRUST

Statements of Operations

As of September 30, 2025 (Unaudited)

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments (net of foreign withholding taxes of $0, $0, $0 and $161,970, respectively)	$6,765,846	$1,563,173	$3,549,888	$5,508,147
Dividends from affiliated investments	—	—	452,484	—
Interest income from unaffiliated investments	342,333	19,300,042	620,096	609,816
Net securities lending income	—	—	—	43,009
Total investment income	7,108,179	20,863,215	4,622,468	6,160,972

EXPENSES:
Advisory fees	368,097	1,587,407	490,680	1,611,643
Administrative services fees	147,238	587,920	490,680	671,516
Fund accounting fees	43,988	227,981	115,587	193,413
Trustees’ fees and expenses	39,042	39,042	39,042	39,042
Fund administration fees	33,965	132,588	110,809	150,835
Legal fees	25,088	32,107	32,107	29,099
Audit and tax fees	19,447	27,920	19,748	43,043
Registration fees	15,378	18,445	15,311	11,793
Transfer agent fees and expenses	15,142	15,018	15,461	15,488
Chief Compliance Officer fees	9,526	9,526	9,526	9,526
Regulatory services	5,164	6,668	5,164	5,715
Insurance fees	4,683	4,683	4,683	4,683
Custody fees	2,592	16,561	4,487	35,000
Other expenses	7,000	8,953	11,396	25,493
Total expenses	736,350	2,714,819	1,364,681	2,846,289
Less: Advisory fees waived	(250,305)	(352,748)	—	(537,279)
Less: Administrative services fees waived	(88,342)	(352,748)	(392,551)	(335,770)
Net expenses	397,703	2,009,323	972,130	1,973,240
Net investment income	6,710,476	18,853,892	3,650,338	4,187,732

36

ASPIRIANT TRUST

Statements of Operations (Continued)

As of September 30, 2025 (Unaudited)

	Risk-Managed Taxable Bond Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Equity Allocation Fund
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Unaffiliated investments	$(136,542)	$(5,271,667)	$4,810,884	$51,164,258
Affiliated investments	—	—	636,955	—
Foreign currency translations	—	—	—	(17,019)
Futures contracts	—	21,258	—	—
Capital gain distributions from unaffiliated investments	—	—	—	10,085,931
Total net realized gain (loss)	(136,542)	(5,250,409)	5,447,839	61,233,170
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	4,736,791	10,484,113	36,457,588	74,237,466
Affiliated investments	—	—	37,866,818	—
Foreign currency translations	—	—	—	54,850
Futures contracts change	—	3,237	—	—
Total net change in unrealized appreciation (depreciation)	4,736,791	10,487,350	74,324,406	74,292,316
Net realized and unrealized gain (loss)	4,600,249	5,236,941	79,772,245	135,525,486
Net Increase in Net Assets from Operations	$11,310,725	$24,090,833	$83,422,583	$139,713,218

See accompanying Notes to Financial Statements.

37

ASPIRIANT TRUST

Statements of Changes in Net Assets

	Risk-Managed Taxable Bond Fund		Risk-Managed Municipal Bond Fund
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$6,710,476	$13,983,349	$18,853,892	$39,990,909
Net realized gain (loss) on investments	(136,542)	(5,842,731)	(5,250,409)	1,695,669
Net change in unrealized appreciation (depreciation) on investments	4,736,791	8,979,325	10,487,350	(14,990,293)
Change in net assets resulting from operations	11,310,725	17,119,943	24,090,833	26,696,285

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	(6,498,857)	(17,015,787)	(21,676,506)	(45,854,565)

CAPITAL SHARE TRANSACTIONS:
Shares sold	39,816,185	85,420,106	162,859,573	202,854,387
Shares issued for reinvestment of distributions	5,870,067	15,807,129	20,743,645	43,810,306
Shares redeemed	(17,534,717)	(87,185,830)	(209,892,716)	(236,481,823)
Change in net assets resulting from capital stock transactions	28,151,535	14,041,405	(26,289,498)	10,182,870

Change in net assets	$32,963,403	$14,145,561	$(23,875,171)	$(8,975,410)

NET ASSETS:
Beginning of period	283,466,692	269,321,131	1,223,780,058	1,232,755,468
End of period	$316,430,095	$283,466,692	$1,199,904,887	$1,223,780,058

TRANSACTIONS IN SHARES:
Shares sold	4,665,016	10,026,347	17,890,255	21,610,703
Shares issued for reinvestment of distributions	685,947	1,871,462	2,269,374	4,696,665
Shares redeemed	(2,058,683)	(10,215,070)	(23,038,201)	(25,169,324)
Change in shares outstanding	3,292,280	1,682,739	(2,878,572)	1,138,044

See accompanying Notes to Financial Statements.

38

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Defensive Allocation Fund		Risk-Managed Equity Allocation Fund
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$3,650,338	$20,940,292	$4,187,732	$17,162,081
Net realized gain (loss) on investments and foreign currency	5,447,839	14,100,975	61,233,170	93,110,281
Net change in unrealized appreciation (depreciation) on investments and foreign currency	74,324,406	31,529,094	74,292,316	4,723,607
Change in net assets resulting from operations	83,422,583	66,570,361	139,713,218	114,995,969

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	—	(46,125,654)	—	(97,492,284)

CAPITAL SHARE TRANSACTIONS:
Shares sold	20,103,736	56,485,255	21,694,521	71,846,245
Shares issued for reinvestment of distributions	—	43,709,750	—	89,506,726
Shares redeemed	(68,441,325)	(394,611,946)	(47,613,148)	(273,870,417)
Change in net assets resulting from capital stock transactions	(48,337,589)	(294,416,941)	(25,918,627)	(112,517,446)

Change in net assets	$35,084,994	$(273,972,234)	$113,794,591	$(95,013,761)

NET ASSETS:
Beginning of period	971,616,092	1,245,588,326	1,296,717,774	1,391,731,535
End of period	$1,006,701,086	$971,616,092	$1,410,512,365	$1,296,717,774

TRANSACTIONS IN SHARES^:
Shares sold	1,785,124	5,252,366	1,326,756	4,494,463
Shares issued for reinvestment of distributions	—	4,194,794	—	5,737,611
Shares redeemed	(6,090,724)	(36,689,061)	(2,909,972)	(17,139,301)
Change in shares outstanding	(4,305,600)	(27,241,901)	(1,583,216)	(6,907,227)

^	Represents Advisor Shares transactions for Aspiriant Risk-Managed Equity Allocation Fund.

See accompanying Notes to Financial Statements.

39

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Financial Highlights

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Net asset value, beginning of period	$8.48	$8.49	$8.51	$9.27	$10.06	$10.13

Income from Investment Operations:
Net investment income	0.20	0.41	0.42	0.40	0.25	0.26
Net realized and unrealized gain (loss) on investments	0.13	0.08	0.01	(0.77)	(0.61)	0.21
Total from investment operations	0.33	0.49	0.43	(0.37)	(0.36)	0.47

Less Distributions:
From net investment income	(0.19)	(0.50)	(0.45)	(0.39)	(0.22)	(0.47)
From net realized gain	—	—	—	(0.00)[1]	(0.21)	(0.07)
Total distributions	(0.19)	(0.50)	(0.45)	(0.39)	(0.43)	(0.54)

Net assets value, end of period	$8.62	$8.48	$8.49	$8.51	$9.27	$10.06

Total return	3.86%[2]	5.91%	5.15%	(3.89)%	(3.76)%	4.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$316,430	$283,467	$269,321	$196,549	$205,520	$213,549
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[3]	0.50%[4]	0.50%	0.54%	0.56%	0.52%	0.50%
Expense waiver[3]	(0.23)%[4]	(0.23)%	(0.24)%	(0.24)%	(0.24)%	(0.24)%
Total expenses after expense waiver[3]	0.27%[4]	0.27%	0.30%	0.32%	0.28%	0.26%
Net investment income[3]	4.56%[4]	4.75%	5.03%	4.60%	2.52%	2.35%
Portfolio turnover rate	0%[1,2]	15%	14%	19%	24%	20%

[1]	Rounds to less than 0.005 or 0.5%.

[2]	Not annualized.

[3]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.

[4]	Annualized.

See accompanying Notes to Financial Statements.

40

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Net asset value, beginning of period	$9.22	$9.37	$9.32	$9.76	$10.46	$10.11

Income from Investment Operations:
Net investment income	0.14	0.30	0.37	0.25	0.26	0.20
Net realized and unrealized gain (loss) on investments	0.05	(0.11)	0.02	(0.35)	(0.55)	0.51
Total from investment operations	0.19	0.19	0.39	(0.10)	(0.29)	0.71

Less Distributions:
From net investment income	(0.17)	(0.34)	(0.34)	(0.33)	(0.35)	(0.36)
From net realized gain	—	—	—	(0.01)	(0.06)	—
Total distributions	(0.17)	(0.34)	(0.34)	(0.34)	(0.41)	(0.36)

Net assets value, end of period	$9.24	$9.22	$9.37	$9.32	$9.76	$10.46

Total return	2.09%[1]	2.05%	4.30%	(0.88)%	(2.87)%	7.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,199,905	$1,223,780	$1,232,755	$1,022,894	$1,140,093	$1,171,205
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[2]	0.46%[3]	0.46%	0.48%	0.47%	0.45%	0.45%
Expense waiver[2]	(0.12)%[3]	(0.12)%	(0.13)%	(0.13)%	(0.13)%	(0.13)%
Total expenses after expense waiver[2]	0.34%[3]	0.34%	0.35%	0.34%	0.32%	0.32%
Net investment income[2]	3.21%[3]	3.16%	3.15%	2.84%	2.32%	2.40%
Portfolio turnover rate	12%[1]	23%	21%	49%	11%	16%

[1]	Not annualized.

[2]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.

[3]	Annualized.

See accompanying Notes to Financial Statements.

41

ASPIRIANT DEFENSIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Net asset value, beginning of period	$10.88		$10.69	$10.08	$10.55	$10.87	$9.38

Income from Investment Operations:
Net investment income	0.02		0.13	0.21	0.16	0.21	0.15
Net realized and unrealized gain (loss) on investments	0.95		0.55	0.78	(0.55)	0.04	1.59
Total from investment operations	0.97		0.68	0.99	(0.39)	0.25	1.74

Less Distributions:
From net investment income	—		(0.49)	(0.38)	(0.08)	(0.57)	(0.25)
From return of capital	—		—	—	—	(0.00)[1]	—
Total distributions	—		(0.49)	(0.38)	(0.08)	(0.57)	(0.25)

Net assets value, end of period	$11.85		$10.88	$10.69	$10.08	$10.55	$10.87

Total return	8.92%[2]		6.55%	9.97%	(3.71)%	2.27%	18.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,006,701		$971,616	$1,245,588	$1,339,519	$1,536,383	$1,444,928
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[3]	0.28%[4]		0.27%	0.27%	0.27%	0.26%	0.27%
Expense waiver[3]	(0.08)%[4]		(0.08)%	(0.09)%	(0.09)%	(0.09)%	(0.09)%
Total expenses after expense waiver[3]	0.20%[4]		0.19%	0.18%	0.18%	0.17%	0.18%
Net investment income[3]	0.74%[4]		1.93%	2.35%	1.84%	1.32%	1.36%
Portfolio turnover rate	0	% [1,2]	5%	3%	21%	20%	4%

[1]	Rounds to less than 0.005 or 0.5%.
[2]	Not annualized.
[3]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.
[4]	Annualized.

See accompanying Notes to Financial Statements.

42

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

FINANCIAL HIGHLIGHTS - ADVISOR SHARES

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Net asset value, beginning of period	$15.73	$15.58	$13.76	$14.58	$14.35	$11.30

Income from Investment Operations:
Net investment income	0.05	0.20	0.22	0.22	0.18	0.17
Net realized and unrealized gain (loss) on investments and foreign currency	1.67	1.13	2.37	(0.75)	0.44	3.11
Total from investment operations	1.72	1.33	2.59	(0.53)	0.62	3.28

Less Distributions:
From net investment income	—	(0.24)	(0.47)	(0.14)	(0.37)	(0.10)
From net realized gain	—	(0.94)	(0.30)	(0.15)	(0.02)	(0.13)
Total distributions	—	(1.18)	(0.77)	(0.29)	(0.39)	(0.23)

Net assets value, end of period	$17.45	$15.73	$15.58	$13.76	$14.58	$14.35

Total return	10.93%[1]	8.63%	19.29%	(3.58)%	4.10%	29.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,410,512	$1,296,718	$1,391,732	$1,452,741	$1,729,996	$1,628,317
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver[2]	0.42%[3]	0.42%	0.42%	0.42%	0.41%	0.42%
Expense waiver[2]	(0.13)%[3]	(0.13)%	(0.14)%	(0.14)%	(0.14)%	(0.14)%
Total expenses after expense waiver[2]	0.29%[3]	0.29%	0.28%	0.28%	0.27%	0.28%
Net investment income[2]	0.62%[3]	1.25%	1.61%	1.62%	1.18%	1.34%
Portfolio turnover rate	11%[1]	19%	15%	36%	24%	47%

[1]	Not annualized.

[2]	The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying companies in which the Fund invests.

[3]	Annualized.

See accompanying Notes to Financial Statements.

43

ASPIRIANT TRUST

Notes to Financial Statements

September 30, 2025 (Unaudited)

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company (the “Trust”). The Trust currently consists of the following four portfolios: Aspiriant Risk-Managed Taxable Bond Fund (the “Taxable Bond Fund”), which commenced operations on March 29, 2018, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”), which commenced operations on December 14, 2015, and Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”, together with the Taxable Bond Fund, the Municipal Bond Fund, and the Defensive Allocation Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on April 4, 2013. All Funds are diversified investment companies under the 1940 Act, except for the Defensive Allocation Fund, which is classified as a non-diversified investment company under the 1940 Act. The Taxable Bond Fund, the Municipal Bond Fund, and the Defensive Allocation Fund have each established, offered and issued only one class of shares. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Funds’ investment objectives are as follows:

The Taxable Bond Fund – The investment objective of the Taxable Bond Fund is to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in separately managed accounts (“SMAs”). To achieve its investment objective, under normal market conditions, the Fund invests through underlying funds (“Underlying Funds”) and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities. The Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam). The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax applicable to corporate or non-corporate shareholders. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”) and private funds that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in Underlying Funds and may, to

44

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2025 (Unaudited)

1.	ORGANIZATION (Continued)

a limited extent, invest in SMAs, which are private portfolios of securities for individual accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures listed below, including investments that focus on a specialized asset class (i.e., long-short strategies). The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Segment Reporting

Each Fund operates as a single operating and reporting segment. Each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by certain officers of the Trust, acting as the Chief Operating Decision Maker (the “CODM”). The CODM is responsible for the oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

(b)	Securities Valuations

The Board has delegated day-to-day management of the valuation process to the Adviser as the appointed Valuation Designee, which has established a valuation committee to carry out this function. The Valuation Designee is subject to the oversight of the Board. The Valuation Designee is responsible for assessing and managing key valuation risks, and is generally to review valuation methodologies, valuation determinations, and any information provided by the Adviser.

45

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2025 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Securities Valuations (Continued)

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as determined by the Valuation Designee. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

Futures contracts are valued at the settlement price established each day in the market where such contracts are principally traded. The daily settlement prices for financial futures are provided by an independent source.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the fair value factors provided by an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies which are priced as other securities listed on exchange.

The investments in private funds, that are not publicly traded, such as limited partnerships, limited liability companies and exempted companies, are typically valued using each Fund’s percentage share of the NAV of the respective private fund, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

Investments in private companies are typically valued using a variety of methods such as earnings multiples, discounted cash flow and market data from third party pricing services.

Valuations of private funds and private companies (together, “private investments”) are subject to estimates. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material. The valuations of private investments are subject to review of the Valuation Designee. The Valuation Designee may establish a systematic fair valuation process for days that the private investments do not provide a value.

46

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2025 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures

Under ASC 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

●

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments in private funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, a fair value determination is made under procedures established by and under the general supervision of the Valuation Designee. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value.

Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Taxable Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Open-End Mutual Funds:
Core	$248,187,195	$—	$—	$—	$248,187,195
Opportunistic	21,315,517	—	—	—	21,315,517
Exchange Traded Fund:
Core	17,921,874	—	—	—	17,921,874
Non-Traded Business Development Company:
Opportunistic	—	—	—	9,878,610	9,878,610
Private Fund:
Opportunistic	—	—	—	6,878,956	6,878,956
Short-Term Investment	12,124,749	—	—	—	12,124,749
Total Investments	$299,549,335	$—	$—	$16,757,566	$316,306,901

47

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2025 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

There were no transfers into or out of level 3 for the Taxable Bond Fund during the period ended September 30, 2025.

Certain investments valued using the NAV as a practical expedient in which the Taxable Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Taxable Bond Fund and their attributes as of September 30, 2025:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Non-Traded Business Development Company - Private Credit (a)	$9,878,610	N/A	Indefinite	Quarterly	N/A	Subject to quarterly tender offer terms; 5% fund-level gate.

Private Fund - Private Credit (a)	6,878,956	500,000	5 Years (Subject to one year extension)	None	N/A	N/A
	$16,757,566	$500,000

(a)	This category includes funds that focus on senior, floating rate loans to private equity-backed, lower middle-market companies.

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Municipal Bonds	$—	$928,481,644	$—	$—	$928,481,644
Exchange-Traded Funds	71,746,241	—	—	—	71,746,241
Closed-End Mutual Funds	6,546,376	—	—	—	6,546,376
Private Investments:
Private Funds	—	—	—	127,291,124	127,291,124
Short-Term Investments	48,481,104	—	—	—	48,481,104
Total Investments	$126,773,721	$928,481,644	$—	$127,291,124	$1,182,546,489

48

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2025 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used in valuing the Municipal Bond Fund’s assets and liabilities of other financial instruments that are derivative instruments not reflected in the Schedule of Investments as of September 30, 2025:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Futures Contracts	$3,237	$—	$—	$—	$3,237
Total	$3,237	$—	$—	$—	$3,237

There were no transfers into or out of level 3 for the Municipal Bond Fund during the period ended September 30, 2025.

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of September 30, 2025:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Funds - Fixed Income Relative-Value (a)	$127,291,124	N/A	Indefinite	Monthly - Quarterly	30 - 65	N/A - 25% investor level gate, if redemptions exceed 25% of master fund’s assets
	$127,291,124	N/A

(a)	This category includes funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of September 30, 2025:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
MacKay Municipal Opportunities Fund, LP	8.5%	Fixed Income Relative-Value	The NAV will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

49

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2025 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Defensive Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investment:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Foreign Collective Investment Funds:
Alternative Diversifiers	$129,462,948	$—	$—	$142,373,579	$271,836,527
Open-End Mutual Funds:
Alternative Diversifiers	110,729,242	—	—	—	110,729,242
Core Diversifier	123,371,949	—	—	—	123,371,949
Core/Alternative Diversifier	259,523,234	—	—	—	259,523,234
Exchange-Traded Funds:
Alternative Diversifier	83,004,810	—	—	—	83,004,810
Core Diversifier	16,359,473	—	—	—	16,359,473
Private Funds:
Alternative Diversifiers	—	—	—	112,120,425	112,120,425
Short-Term Investment	30,443,436	—	—	—	30,443,436
Total Investments	$752,895,092	$—	$—	$254,494,004	$1,007,389,096

There were no transfers into or out of level 3 for the Defensive Allocation Bond Fund during the period ended September 30, 2025.

Certain investments valued using the NAV as a practical expedient in which the Defensive Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Defensive Allocation Fund and their attributes as of September 30, 2025:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Foreign Collective
Investment Fund –
Multi-Strategy (a)	$142,373,579	N/A	Indefinite	Weekly	3 business days	N/A

50

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2025 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Private Funds –
Multi-Strategy (a)	$112,120,425	N/A	Indefinite	Quarterly- Semi-annual	60-90 calendar days	1) 0%-20% fund-level gate; 2) 5%-12.5% investor-level gate per cycle.
	$254,494,004	N/A

(a)

This category includes the funds that intend to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Defensive Allocation Fund’s net assets as of September 30, 2025:

Investment Category	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Foreign Collective Investment Fund–
Wilshire Bridgewater Managed Alpha (Ireland) Fund	14.1%	Multi-Strategy	The NAV will be the value of all assets of the fund less all of the liabilities of the fund.	Weekly	N/A
Private Fund–
Millennium International, Ltd. - Class GG	6.3%	Multi-Strategy	The NAV will be the value of all assets of the fund less all of the liabilities of the fund.	Quarterly	5% investor-level gate per cycle.

51

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2025 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Equity Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stock
Austria	$—	$1,960,054	$—	$—	$1,960,054
Belgium	—	2,088,673	—	—	2,088,673
Brazil	1,631,021	1,110,057	—	—	2,741,078
Cayman Islands	—	3,583,575	—	—	3,583,575
China	—	1,637,070	—	—	1,637,070
Denmark	—	2,158,314	—	—	2,158,314
France	—	11,776,584	—	—	11,776,584
Germany	—	6,908,620	—	—	6,908,620
Hong Kong	312,063	—	—	—	312,063
India	1,601,918	—	—	—	1,601,918
Ireland	4,241,027	1,305,996	—	—	5,547,023
Israel	—	1,498,205	—	—	1,498,205
Japan	—	9,000,544	—	—	9,000,544
Netherlands	3,240,974	5,244,910	—	—	8,485,884
Singapore	2,729,394	1,585,250	—	—	4,314,644
South Korea	—	1,924,893	—	—	1,924,893
Spain	—	1,179,072	—	—	1,179,072
Sweden	—	1,582,445	—	—	1,582,445
Switzerland	—	6,933,156	—	—	6,933,156
Taiwan	—	12,376,590	—	—	12,376,590
United Kingdom	—	20,103,483	—	—	20,103,483
United States	220,224,572	—	—	—	220,224,572
Uruguay	1,621,836	—	—	—	1,621,836
Exchange-Traded Funds	231,813,446	—	—	—	231,813,446
Foreign Collective Investment Fund	56,486,344	—	—	—	56,486,344
Open-End Mutual Funds	600,858,459	—	—	—	600,858,459
Private Funds	—	—	—	156,337,714	156,337,714
Short-Term Investments	59,726,194	5,039,515	—	—	64,765,709
Total Investments	$1,184,487,248	$98,997,006	$—	$156,337,714	$1,439,821,968

There were no transfers into or out of level 3 for the Equity Allocation Fund during the period ended September 30, 2025.

Certain investments valued using the NAV as a practical expedient in which the Equity Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to,

52

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2025 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

redemption frequency and gates. The following is a listing of these investments held by the Equity Allocation Fund and their attributes as of September 30, 2025:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Private Funds -
Long/Short Equity (a)	$156,337,714	N/A	Indefinite	Monthly	45 Days - 2 Months	1) 0%-20% fund-level gate. 2) N/A- 12 month lock-up
	$156,337,714	N/A

(a)	This category includes funds that employ long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempt to achieve capital appreciation.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Equity Allocation Fund’s net assets as of September 30, 2025:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
RIEF Strategic Partners Fund LLC	7.4%	Long/Short Equity	The NAV will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

(d)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Distributions received from private funds are recorded on the effective date, based on the character determined by the private fund. Return of capital or security distributions received from private funds and securities are accounted for as a reduction to cost. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

53

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2025 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(e)	Foreign Currency and Risk

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern time on September 30, 2025.

ii.

Purchases and sales of investment securities, income and expenses are recorded at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(f)	Securities Lending

The Funds may participate in a securities lending program, providing portfolio securities to brokers, dealers, and financial institutions. When the Funds participate in securities lending they will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. As collateral, the Funds receive cash (“Cash Collateral”) or securities, such as various government securities or common stocks listed on certain indices (“Non-Cash Collateral”) in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of collateral received is maintained at a minimum level of 102% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis. Cash collateral is reinvested in money market funds and, with other entities participating in the securities lending program, in short term securities including overnight repurchase agreements, time deposits, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates). The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When the Funds lend their portfolio securities, they are subject to the risk that they may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Funds may lose certain investment opportunities. The Funds also are subject to the risks associated with the investments received as collateral from the borrower.

For the six months ended September 30, 2025, the Taxable Bond Fund, Municipal Bond Fund and Defensive Allocation Fund had not participated in a securities lending program. The Equity Allocation Fund’s securities on

54

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2025 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(f)	Securities Lending (Continued)

loan were appropriately collateralized at September 30, 2025. Cash Collateral received as part of the Equity Allocation Fund’s securities lending program was invested in the following securities as of September 30, 2025:

Description	Par	Value
BlackRock Liquidity FedFund, Institutional Class, 4.03%, 10/1/2025*	$5,396,886	$5,396,886
Repurchase Agreement with BNP Paribas Financial Markets, 4.18%, 10/1/2025* #	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.00%, 10/1/2025*	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Class, 4.05%, 10/1/2025*	5,000,000	5,000,000
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class, 4.05%, 10/1/2025*	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Class, 4.03%, 10/1/2025*	4,000,000	4,000,000
Allspring Government Money Market Fund, Select Class, 4.07%, 10/1/2025*	3,000,000	3,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.04%, 10/1/2025*	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Class, 4.06%, 10/1/2025*	1,000,000	1,000,000
Repurchase Agreement with The Bank of Nova Scotia, Toronto, 4.26%, 10/1/2025* #	35,000	35,000
Repurchase Agreement with Societe Generale, 4.09%, 10/1/2025* #	4,515	4,515
Total	$35,436,401	$35,436,401

*	The rate shown is the annualized 7-day subsidized yield as of September 30, 2025.

#	The repurchase agreements are collateralized by Equity and U.S. Treasury Securities in the amount of $5,149,753.

As of September 30, 2025, the Equity Allocation Fund held Non-Cash Collateral in the amount of $38,920,500 which consisted of U.S. Treasury Securities.

The Equity Allocation Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A. (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. For the six months ended September 30, 2025, the Equity Allocation Fund paid $18,712 to JPM from securities lending revenue.

55

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2025 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(g)	Distributions to Shareholders

The Taxable Bond Fund and Municipal Bond Fund intend to pay dividends from net investment income at least quarterly. The Defensive Allocation Fund and Equity Allocation Fund intend to pay dividends from net investment income at least annually. The Funds intend to distribute all or substantially all of their net realized capital gains (reduced by available capital loss carryforwards from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Funds distinguish between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of each individual Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

(h)	Amortization

Discounts on securities purchased are amortized over the life of the respective securities. Premiums on securities purchased are amortized over the life of the respective security, unless the security has a non-contingent call feature, in which case the premium is amortized to the earliest call date.

(i)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

(j)	Commitments and Contingencies

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

(k)	Derivatives

Futures Contracts – The Municipal Bond Fund invests in futures contracts for purpose of hedging its existing portfolio securities or securities the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Fund only enters into futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system.

A futures contract is an agreement between two parties to buy and sell a security, index or interest rate (each a “financial instrument”) for a set price on a future date. Certain futures contracts, such as futures contracts relating to individual securities, call for making or taking delivery of the underlying financial instrument. However, these contracts generally are closed out before delivery by entering into an offsetting purchase or sale of a matching futures contract. Other futures contracts, such as futures contracts on indices or interest rates, do not call for making or taking delivery of the underlying financial instrument, but rather are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference

56

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2025 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(k)	Derivatives (Continued)

between the value of the financial instrument at the close of the last trading day of the contract and the price at which the contract was originally written. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). These contracts also may be settled by entering into an offsetting futures contract.

The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

(l)	Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years for all major jurisdictions, which the Funds consider to be its federal income tax filings. The open tax years include the current year plus the prior three tax years. As of and during the six months ended September 30, 2025, the Funds did not record a liability for any tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(m)	Market Risks

Due to market conditions, the value of the Funds’ investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally, the value of Funds’ investments, and overall performance of the Funds.

57

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2025 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(n)	Non-Diversification Risk

Defensive Allocation Fund is considered non-diversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular issuer held by the Fund may affect its value more than if it invested in a larger number of issuers and the value of the Fund’s shares may be more volatile than the values of shares of more diversified funds.

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Funds pursuant to the terms of an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust. In consideration for such services the Funds will pay the Adviser a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement (the “Administration Agreement”) with the Trust, the Adviser is entitled to a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Funds that include the selection and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

Taxable Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.25% of the Taxable Bond Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.25% to 0.08% through July 31, 2026. The advisory fee waiver is not subject to recoupment. During the six months ended September 30, 2025, the Adviser waived $250,305 of its advisory fee for the Taxable Bond Fund.

Under the Administration Agreement, the Taxable Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.06% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.04% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2025, the Adviser waived $88,342 under the Administration Agreement.

Municipal Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.27% of the Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.27% to 0.21% through July 31, 2026. The advisory fee waiver is not subject to recoupment. For the six months ended September 30, 2025, the Adviser waived $352,748 of its advisory fee for the Municipal Bond Fund.

Under the Administration Agreement, the Municipal Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.06% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.04% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2025, the Adviser waived $352,748 under the Administration Agreement.

Defensive Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.10% of the Defensive Allocation Fund’s average daily net assets.

58

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2025 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

Under the Administration Agreement, the Defensive Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.08% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.02% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2025, the Adviser waived $392,551 under the Administration Agreement.

Equity Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.24% of the Equity Allocation Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.24% to 0.16% through July 31, 2026. The advisory fee waiver is not subject to recoupment. During the six months ended September 30, 2025, the Adviser waived $537,279 of its advisory fee for the Equity Allocation Fund.

Under the Administration Agreement, the Equity Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser had contractually agreed to waive expenses at a rate of 0.05% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.05% of average daily net assets. The administrative services waiver is not subject to recoupment. For the six months ended September 30, 2025, the Adviser waived $335,770 under the Administration Agreement.

(b)	Sub-Advisory Fees

Allspring Global Investments, LLC, MacKay Shields, LLC and Nuveen Asset Management, LLC serve as the sub-advisers of the Municipal Bond Fund. Aperio Group, LLC, Grantham, Mayo, Van Otterloo & Co. LLC and Wellington Management Company LLP serve as the sub-advisers of the Equity Allocation Fund. The Adviser pays a portion of its advisory fee to the sub-advisers for sub-advisory services they provide to the Funds.

(c)	Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

(d)	Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

(e)	Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general Fund management; supervising the maintenance of each individual Fund’s general ledger, the preparation of the Funds’ financial statements, the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

(f)	Transfer Agent Fees

UMBFS also serves as a Trust’s Transfer Agent and dividend disbursing agent.

59

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2025 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(g)	Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Each Trustee receives an annual retainer, as well as an additional payment for (i) each telephonic meeting of the Board that he or she attends and (ii) any other telephonic communication for which the Independent Trustees approve such payment. Effective April 1, 2025, the annual retainer is $95,000. The Chair of the Board is paid an additional $5,000 per year. Each Trustee who is a member of the Audit Committee is paid an additional $2,000 per year. The Chair of the Audit Committee is paid an additional $8,000 per year.

4.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2025, cost of purchases and proceeds from sales and dispositions of portfolio securities, other than short-term investments, were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Taxable Bond Fund	$26,208,959	$1,400,212	$—	$—
Municipal Bond Fund	301,710	73,016,771	137,601,336	108,551,060
Defensive Allocation Fund	220,542	37,482,709	—	—
Equity Allocation Fund	146,063,978	166,220,979	—	—

5.	INVESTMENTS IN AFFILIATED ISSUERS

As of September 30, 2025, certain Defensive Allocation Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Defensive Allocation Fund owns 5% or more of the investment’s total capital. The activity resulting from investments in these investments, including dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated investments (including activity during the period ended September 30, 2025) is shown below:

Investment	Shares 3/31/2025	Shares 9/30/2025	Fair Value 3/31/2025	Purchases	Proceeds From Sales or Other Dispositions	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value 9/30/25	Dividend Income
Defensive Allocation Fund
GMO Benchmark-Free Allocation Fund - Class IV	9,052,451	8,735,215	$243,873,040	$—	$(9,000,000)	$522,821	$24,127,373	$259,523,234	$452,484
Lazard Rathmore Alternative Fund - Class E	726,347	682,861	82,689,444	—	(5,000,000)	114,134	2,227,356	80,030,934	—
Wilshire Bridgewater Managed Alpha (Ireland) Fund - D3 Shares	1,211,225	1,211,225	130,861,490	—	—	—	11,512,089	142,373,579	—
Total Defensive Allocation Affiliated Investments			$457,423,974	$—	$(14,000,000)	$636,955	$37,866,818	$481,927,747	$452,484

60

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2025 (Unaudited)

6.	OTHER DERIVATIVE INFORMATION

The quarterly average notional value for short futures contracts for the Municipal Bond Fund during the six months ended September 30, 2025 was $(117,673), which is indicative of the volume of activity during the period. The effects of these derivative instruments on the Municipal Bond Fund’s financial positions and financial performance by risk category during the six months ended September 30, 2025 are reflected in Statement of Assets and Liabilities and Statement of Operations, and are presented in the table below. The values of derivative instruments as of September 30, 2025 by risk category are as follows:

Primary Underlying Risk	Notional Value Outstanding		Derivative Assets (Liabilities)
Interest Rate
Short Futures Contracts	$(349,781	)*	$3,237

Primary Underlying Risk	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest Rate
Short Futures Contracts	$21,258	$3,237

*

Amount represents the Notional Value at September 30, 2025. The unrealized appreciation/(depreciation) listed on the Statement of Assets and Liabilities represents the difference between the Notional Value at the time of purchases versus the Notional Value at September 30, 2025.

7.	FEDERAL TAX INFORMATION

At September 30, 2025, the cost of investments on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Taxable Bond Fund	Municipal Bond Fund	Defensive Allocation Fund	Equity Allocation Fund
Cost of investments	$323,822,104	$1,213,160,227	$1,034,142,502	$867,046,628

Gross unrealized appreciation	$6,049,510	$15,093,058	$428,275,402	$148,322,846
Gross unrealized depreciation	(13,564,713)	(45,706,796)	(22,595,936)	(7,980,380)

Net unrealized appreciation/(depreciation) on investments	$(7,515,203)	$(30,613,738)	$405,679,466	$140,342,466

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on investment transactions.

61

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2025 (Unaudited)

7.	FEDERAL TAX INFORMATION (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal tax year ended February 28, 2025, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings/(losses) as follows:

	Increase/(Decrease)
	Paid-In Capital	Total Distributable Earnings/(Losses)
Taxable Bond Fund	$—	$—
Municipal Bond Fund	(112,306)	112,306
Defensive Allocation Fund	—	—
Equity Allocation Fund	(3,302)	3,302

As of February 28, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Taxable Bond Fund	Municipal Bond Fund	Defensive Allocation Fund	Equity Allocation Fund
Undistributed ordinary income	$396,803	$953,409	$7,537,395	$—
Undistributed tax-exempt income	—	7,010,429	—	—
Undistributed long-term capital gains	—	—	—	64,761,462
Tax Accumulated earnings	396,803	7,963,838	7,537,395	64,761,462
Accumulated capital and other losses	(15,256,802)	(32,097,515)	(22,072,143)	(23,424)
Unrealized appreciation/(depreciation) on investments	(11,230,031)	(19,349,171)	57,072,001	366,298,916
Unrealized appreciation on foreign currency	—	—	—	2,375
Total distributable earnings/(losses)	$(26,090,030)	$(43,482,848)	$42,537,253	$431,039,329

62

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2025 (Unaudited)

7.	FEDERAL TAX INFORMATION (Continued)

The tax character of distributions is disclosed for each Fund’s tax year, not the fiscal year, as it represents final and accurate information.

The tax character of the distributions paid by the Taxable Bond Fund during the fiscal tax years ended February 28, 2025 and February 29, 2024, is as follows:

	Year Ended February 28, 2025	Year Ended February 29, 2024
Distributions paid from:
Ordinary Income	$16,632,347	$11,031,492
Net long-term capital gains	—	—
Total taxable distributions	16,632,347	11,031,492
Total distributions paid	$16,632,347	$11,031,492

The tax character of the distributions paid by the Municipal Bond Fund during the years ended February 28, 2025 and February 29, 2024, is as follows:

	Year Ended February 28, 2025	Year Ended February 29, 2024
Distributions paid from:
Ordinary Income	$1,207,934	$2,815,749
Net long-term capital gains	—	—
Total taxable distributions	1,207,934	2,815,749
Tax-exempt dividends	44,192,711	36,088,407
Total distributions paid	$45,400,645	$38,904,156

The tax character of the distributions paid by the Defensive Allocation Fund during the years ended February 28, 2025 and February 29, 2024, is as follows:

	Year Ended February 28, 2025	Year Ended February 29, 2024
Distributions paid from:
Ordinary Income	$46,125,654	$48,454,401
Total taxable distributions	46,125,654	48,454,401
Total distributions paid	$46,125,654	$48,454,401

63

ASPIRIANT TRUST

Notes to Financial Statements (Continued)

September 30, 2025 (Unaudited)

7.	FEDERAL TAX INFORMATION (Continued)

The tax character of the distributions paid by the Equity Allocation Fund during the years ended February 28, 2025 and February 29, 2024, is as follows:

	Year Ended February 28, 2025	Year Ended February 29, 2024
Distributions paid from:
Ordinary Income	$20,398,975	$44,904,951
Net long-term capital gains	77,093,309	29,921,086
Total taxable distributions	97,492,284	74,826,037
Total distributions paid	$97,492,284	$74,826,037

As of February 28, 2025, the Municipal Bond Fund and the Defensive Allocation Fund utilized $2,191,685 and $517,782, respectively, of capital loss carryforwards to offset current year capital gains.

As of February 28, 2025, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Not Subject to Expiration
	Short-Term	Long-Term
Taxable Bond Fund	$345,825	$14,910,977
Municipal Bond Fund	15,778,538	16,318,977
Defensive Allocation Fund	16,234,847	5,837,296

8.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements, except for the event listed below.

Effective October 31, 2025, Aperio no longer serves as a sub-adviser to Equity Allocation Fund.

[ THIS PAGE INTENTIONALLY LEFT BLANK ]

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

(a) Previous independent registered public accounting firm:

On November 18, 2025, the Funds’ Board of Directors/Trustees (the “Board”), upon recommendation from the Audit Committee, notified Deloitte & Touche LLP (“Deloitte”) that it would be dismissed as the independent registered public accounting firm for the Funds. Deloitte’s audit reports on the Funds’ financial statements as of and for the fiscal years ended March 31, 2025 and March 31, 2024 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal years ended March 31, 2025 and March 31, 2024, there were no disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of Deloitte would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. During the Funds’ fiscal years ended March 31, 2025 and March 31, 2024, there were no reportable events (as defined in Regulation S-K item 304(a)(1)(v)).

The Funds provided Deloitte with a copy of the foregoing disclosures and requested that Deloitte furnish the Funds with a letter addressed to the U.S. Securities and Exchange Commission stating whether Deloitte agrees with the above statements.

(b) New independent registered public accounting firm:

On November 18, 2025, the Board, upon recommendation from the Audit Committee, appointed Tait, Weller & Baker LLP (“Tait”) as the new independent registered public accounting firm for the Funds for the fiscal year ending March 31, 2026. During the Funds’ fiscal years ended March 31, 2025 and March 31, 2024, the Funds have not consulted with Tait regarding any of the matters described in Regulation S-K Item 304 (“S-K 304”), S-K 304(a)(2)(i) or S-K 304(a)(2)(ii) disclosure. The selection of Tait does not reflect any disagreements with Deloitte or dissatisfaction by the Funds, the Board, or the Audit Committee with the performance of Deloitte.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16.  Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a)	(1)	Code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2. Not applicable to semi-annual reports.

(2)	Not applicable.

(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(4)	Not applicable.

(5)	Registrant’s former independent public accountant’s letter required by Regulation S-K 304(a)(3). Filed herewith.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	12/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	12/5/2025

By	/s/ Douglas S. Hendrickson
Title	Douglas S. Hendrickson, Treasurer and Principal Financial Officer

Date	12/5/2025